JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 52.5%
FHLMC
Pool # 645242, ARM, 4.68%, 1/1/2030(a)	6		6
Pool # 781087, ARM, 4.73%, 12/1/2033(a)	66		69
Pool # 1B1665, ARM, 4.69%, 4/1/2034(a)	34		36
Pool # 782979, ARM, 4.95%, 1/1/2035(a)	83		87
Pool # 1B2844, ARM, 4.66%, 3/1/2035(a)	40		41
Pool # 1Q0007, ARM, 4.65%, 12/1/2035(a)	52		55
Pool # 972200, ARM, 4.24%, 3/1/2036(a)	63		67
Pool # 1J1380, ARM, 5.20%, 3/1/2036(a)	49		52
Pool # 1H2618, ARM, 4.75%, 5/1/2036(a)	54		57
Pool # 1G2557, ARM, 4.88%, 6/1/2036(a)	140		148
Pool # 1A1085, ARM, 4.06%, 8/1/2036(a)	71		74
Pool # 1Q0105, ARM, 4.37%, 9/1/2036(a)	54		57
Pool # 1A1096, ARM, 3.91%, 10/1/2036(a)	127		132
Pool # 1B7163, ARM, 3.94%, 10/1/2036(a)	3		3
Pool # 1N0249, ARM, 3.98%, 10/1/2036(a)	19		19
Pool # 1J1348, ARM, 4.21%, 10/1/2036(a)	116		123
Pool # 1Q0737, ARM, 4.12%, 11/1/2036(a)	76		79
Pool # 1G2671, ARM, 4.25%, 11/1/2036(a)	70		73
Pool # 782760, ARM, 4.34%, 11/1/2036(a)	155		164
Pool # 1J1378, ARM, 4.52%, 11/1/2036(a)	77		80
Pool # 1G1386, ARM, 4.79%, 12/1/2036(a)	30		32
Pool # 1J1516, ARM, 4.77%, 2/1/2037(a)	23		24
Pool # 1J0282, ARM, 4.92%, 2/1/2037(a)	45		47
Pool # 1G1555, ARM, 5.21%, 2/1/2037(a)	30		32
Pool # 1J1543, ARM, 5.48%, 2/1/2037(a)	12		13
Pool # 1Q0739, ARM, 4.30%, 3/1/2037(a)	142		149
Pool # 1Q0697, ARM, 3.96%, 5/1/2037(a)	70		73
Pool # 1B3485, ARM, 4.57%, 7/1/2037(a)	36		38
Pool # 1G2229, ARM, 4.22%, 9/1/2037(a)	41		43
Pool # 1K0134, ARM, 4.49%, 10/1/2037(a)	17		17
Pool # 1Q0722, ARM, 5.06%, 4/1/2038(a)	52		55
Pool # 1Q0789, ARM, 4.93%, 5/1/2038(a)	27		29
FHLMC Gold Pools, 15 Year
Pool # G13753, 5.50%, 2/1/2021	3		3
Pool # G13073, 6.00%, 7/1/2021	2		2
Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)
Pool # G12825, 6.50%, 3/1/2022	9		9
Pool # G12978, 5.50%, 12/1/2022	79		82
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	327		353
Pool # C91158, 6.50%, 1/1/2028	244		268
Pool # C91180, 5.50%, 3/1/2028	126		136
Pool # D98938, 4.00%, 2/1/2032	897		953
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	1		2
Pool # C18115, 6.00%, 11/1/2028	1		1
Pool # C00701, 6.50%, 1/1/2029	28		31
Pool # G03029, 6.00%, 10/1/2029	53		59
Pool # C68485, 7.00%, 7/1/2032	20		23
Pool # G01448, 7.00%, 8/1/2032	41		48
Pool # C75791, 5.50%, 1/1/2033	127		141
Pool # C01735, 4.00%, 10/1/2033	79		82
Pool # A13625, 5.50%, 10/1/2033	297		334
Pool # A16253, 6.00%, 11/1/2033	30		33
Pool # A16843, 6.00%, 12/1/2033	89		101
Pool # A24712, 6.50%, 7/1/2034	55		62
Pool # A28796, 6.50%, 11/1/2034	104		119
Pool # A46417, 7.00%, 4/1/2035	263		310
Pool # A46987, 5.50%, 7/1/2035	586		652
Pool # A80290, 5.00%, 11/1/2035	646		714

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # G05713, 6.50%, 12/1/2035	560		635
Pool # A54679, 6.50%, 6/1/2036	39		45
Pool # C02637, 7.00%, 10/1/2036	153		172
Pool # C02660, 6.50%, 11/1/2036	111		127
Pool # G04077, 6.50%, 3/1/2038	177		204
Pool # G05190, 7.50%, 9/1/2038	26		29
Pool # C03466, 5.50%, 3/1/2040	167		187
Pool # A93511, 5.00%, 8/1/2040	1,731		1,913
Pool # G06493, 4.50%, 5/1/2041	2,201		2,387
Pool # G60039, 3.00%, 4/1/2043	7,131		7,342
Pool # G60105, 5.00%, 6/1/2044	3,494		3,851
Pool # Q37784, 3.50%, 12/1/2045	2,086		2,174
Pool # Q39412, 3.50%, 3/1/2046	1,533		1,597
Pool # Q40797, 3.50%, 5/1/2046	2,497		2,601
Pool # Q40922, 3.50%, 6/1/2046	1,235		1,285
Pool # Q42079, 3.50%, 7/1/2046	1,908		1,984
Pool # Q61709, 4.50%, 2/1/2049	4,661		4,911
Pool # Q62088, 4.50%, 2/1/2049	1,099		1,191
FHLMC Gold Pools, Other
Pool # G80208, Class 360, 10.50%, 7/20/2021	—	(b)	—	(b)
Pool # G20027, 10.00%, 10/1/2030	17		18
Pool # B90491, 7.50%, 1/1/2032	169		189
Pool # U80047, 4.00%, 9/1/2032	959		1,012
Pool # U80068, 3.50%, 10/1/2032	860		891
Pool # U80125, 3.50%, 1/1/2033	1,884		1,950
Pool # U80173, 3.50%, 1/1/2033	1,972		2,041
Pool # L10151, 6.00%, 2/1/2033	28		29
Pool # U80265, 3.50%, 4/1/2033	2,274		2,354
Pool # L10221, 6.00%, 1/1/2034	47		49
Pool # L10224, 6.00%, 12/1/2034	124		131
Pool # H00158, 6.00%, 4/1/2036	219		224
Pool # L10291, 6.50%, 11/1/2036	344		388
Pool # P51353, 6.50%, 11/1/2036	127		141
Pool # P50595, 6.50%, 12/1/2036	485		551
Pool # P51361, 6.50%, 12/1/2036	108		124
Pool # G20028, 7.50%, 12/1/2036	202		225
Pool # G80365, 6.50%, 10/17/2038	162		180
Pool # U90690, 3.50%, 6/1/2042	6,895		7,239
Pool # U90975, 4.00%, 6/1/2042	4,340		4,610
Pool # T65101, 4.00%, 10/1/2042	1,179		1,221
Pool # U90542, 4.00%, 12/1/2042	2,827		3,007
Pool # U99051, 3.50%, 6/1/2043	1,063		1,115
Pool # U99134, 4.00%, 1/1/2046	2,782		2,964
Pool # U69030, 4.50%, 1/1/2046	2,294		2,482
Pool # U69039, 4.00%, 2/1/2046	4,807		5,105
FNMA
Pool # 470623, ARM, 2.59%, 3/1/2022(a)	3,388		3,394
Pool # 54844, ARM, 2.82%, 9/1/2027(a)	4		4
Pool # 303532, ARM, 4.07%, 3/1/2029(a)	10		10
Pool # 555258, ARM, 3.99%, 1/1/2033(a)	101		103
Pool # 722421, ARM, 4.03%, 7/1/2033(a)	23		24
Pool # 686040, ARM, 4.62%, 7/1/2033(a)	116		122
Pool # 746299, ARM, 4.06%, 9/1/2033(a)	72		76
Pool # 743546, ARM, 3.49%, 11/1/2033(a)	150		156
Pool # 749923, ARM, 3.90%, 11/1/2033(a)	5		5
Pool # 766610, ARM, 4.26%, 1/1/2034(a)	44		46
Pool # 735648, ARM, 3.72%, 2/1/2034(a)	84		88
Pool # 770377, ARM, 4.38%, 4/1/2034(a)	52		54
Pool # 751531, ARM, 4.71%, 5/1/2034(a)	60		64
Pool # 778908, ARM, 4.27%, 6/1/2034(a)	46		48

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 800422, ARM, 3.66%, 8/1/2034(a)	266	272
Pool # 793062, ARM, 4.11%, 8/1/2034(a)	63	66
Pool # 735332, ARM, 4.49%, 8/1/2034(a)	80	85
Pool # 790964, ARM, 3.84%, 9/1/2034(a)	29	30
Pool # 794797, ARM, 3.47%, 10/1/2034(a)	71	73
Pool # 803594, ARM, 3.56%, 10/1/2034(a)	53	55
Pool # 803599, ARM, 3.80%, 10/1/2034(a)	150	154
Pool # 735740, ARM, 4.36%, 10/1/2034(a)	77	80
Pool # 896463, ARM, 4.57%, 10/1/2034(a)	161	171
Pool # 810896, ARM, 3.76%, 1/1/2035(a)	631	651
Pool # 816594, ARM, 3.96%, 2/1/2035(a)	30	31
Pool # 735513, ARM, 4.16%, 2/1/2035(a)	47	49
Pool # 745862, ARM, 4.71%, 4/1/2035(a)	112	117
Pool # 735539, ARM, 4.82%, 4/1/2035(a)	247	261
Pool # 821378, ARM, 4.15%, 5/1/2035(a)	107	109
Pool # 823660, ARM, 4.52%, 5/1/2035(a)	49	52
Pool # 821179, ARM, 4.64%, 5/1/2035(a)	16	17
Pool # 745766, ARM, 3.97%, 6/1/2035(a)	53	55
Pool # 832801, ARM, 3.73%, 9/1/2035(a)	62	65
Pool # 849251, ARM, 4.28%, 1/1/2036(a)	65	67
Pool # 920843, ARM, 4.86%, 3/1/2036(a)	946	1,012
Pool # 872825, ARM, 4.61%, 6/1/2036(a)	173	183
Pool # 892868, ARM, 4.39%, 7/1/2036(a)	83	87
Pool # 886558, ARM, 4.11%, 8/1/2036(a)	50	53
Pool # 920547, ARM, 3.85%, 9/1/2036(a)	138	143
Pool # 894239, ARM, 3.97%, 10/1/2036(a)	48	50
Pool # 900191, ARM, 4.33%, 10/1/2036(a)	63	66
Pool # 902818, ARM, 3.75%, 11/1/2036(a)	13	14
Pool # 902955, ARM, 3.89%, 12/1/2036(a)	51	53
Pool # 905189, ARM, 3.94%, 12/1/2036(a)	23	24
Pool # 995919, ARM, 4.11%, 7/1/2037(a)	148	155
Pool # 938346, ARM, 4.56%, 7/1/2037(a)	28	29
Pool # AD0085, ARM, 3.75%, 11/1/2037(a)	87	90
Pool # AD0179, ARM, 4.16%, 12/1/2037(a)	64	68
Pool # 966946, ARM, 4.91%, 1/1/2038(a)	17	18
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	20	22
Pool # 252155, 7.00%, 10/1/2028	38	43
Pool # 252334, 6.50%, 2/1/2029	110	122
Pool # 252409, 6.50%, 3/1/2029	99	110
Pool # 253275, 8.50%, 3/1/2030	1	1
Pool # 535442, 8.50%, 6/1/2030	2	3
Pool # 653815, 7.00%, 2/1/2033	21	22
Pool # 752786, 6.00%, 9/1/2033	40	44
Pool # 954255, 6.50%, 8/1/2037	719	819
Pool # 931717, 6.50%, 8/1/2039	319	359
Pool # CA4520, 3.50%, 11/1/2049	7,269	7,754
FNMA, Other
Pool # AE0134, 4.40%, 2/1/2020	581	582
Pool # AE0136, 4.38%, 4/1/2020	1,438	1,446
Pool # 465659, 3.74%, 7/1/2020	1,258	1,260
Pool # 465491, 4.07%, 7/1/2020	7,033	7,078
Pool # 466090, 3.28%, 10/1/2020	2,615	2,611
Pool # FN0008, 3.38%, 10/1/2020	133	135
Pool # 465721, 4.04%, 10/1/2020	1,600	1,610
Pool # 466430, 3.37%, 11/1/2020	3,348	3,368
Pool # FN0022, 3.54%, 12/1/2020	811	822
Pool # 466689, 3.59%, 12/1/2020	669	674
Pool # 466836, 3.87%, 1/1/2021	2,823	2,857
Pool # FN0003, 4.28%, 1/1/2021	466	477
Pool # 467264, 4.33%, 2/1/2021	1,349	1,372

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 467278, 4.35%, 2/1/2021	1,794		1,825
Pool # 467344, 4.48%, 2/1/2021	1,741		1,772
Pool # 467944, 4.25%, 4/1/2021	2,000		2,042
Pool # 468243, 3.97%, 6/1/2021	2,201		2,249
Pool # 468237, 4.02%, 6/1/2021	3,000		3,068
Pool # 468066, 4.30%, 6/1/2021	1,354		1,397
Pool # 468043, 4.31%, 6/1/2021	6,914		7,091
Pool # 468102, 4.34%, 6/1/2021	9,000		9,236
Pool # 458063, 9.28%, 6/15/2021	—	(b)	—	(b)
Pool # 468614, 3.86%, 7/1/2021	2,145		2,194
Pool # 468667, 3.94%, 7/1/2021	4,000		4,107
Pool # 468665, 3.97%, 7/1/2021	3,054		3,126
Pool # 468651, 3.99%, 7/1/2021	641		656
Pool # 468564, 4.06%, 7/1/2021	7,587		7,776
Pool # 468128, 4.33%, 7/1/2021	1,148		1,180
Pool # 468699, 4.05%, 8/1/2021	2,839		2,913
Pool # AM6602, 2.63%, 9/1/2021	600		605
Pool # AM7314, 2.63%, 11/1/2021	2,000		2,016
Pool # 469552, 3.43%, 11/1/2021	2,250		2,302
Pool # 469873, 3.03%, 12/1/2021	6,985		7,105
Pool # 470324, 3.03%, 1/1/2022	3,944		4,021
Pool # 470166, 3.09%, 1/1/2022	6,500		6,632
Pool # 470302, 3.13%, 1/1/2022	1,704		1,740
Pool # 470350, 3.24%, 1/1/2022	4,519		4,624
Pool # 470546, 2.99%, 2/1/2022	2,061		2,102
Pool # 470202, 3.14%, 2/1/2022	2,562		2,620
Pool # 470622, 2.75%, 3/1/2022	778		793
Pool # 923803, 5.00%, 4/1/2022	7		7
Pool # 471177, 2.94%, 5/1/2022	3,438		3,522
Pool # 471199, 3.00%, 5/1/2022	2,754		2,826
Pool # 471151, 3.02%, 5/1/2022	4,358		4,473
Pool # 471313, 3.08%, 5/1/2022	2,153		2,213
Pool # 471599, 2.60%, 6/1/2022	4,614		4,694
Pool # 471747, 2.76%, 6/1/2022	6,948		7,084
Pool # 471674, 2.79%, 6/1/2022	1,926		1,967
Pool # 471735, 2.79%, 6/1/2022	2,297		2,347
Pool # 471256, 2.98%, 6/1/2022	3,000		3,082
Pool # 471839, 2.67%, 7/1/2022	5,104		5,204
Pool # 471947, 2.75%, 7/1/2022	1,638		1,667
Pool # 471828, 2.65%, 8/1/2022	8,320		8,492
Pool # 471871, 2.86%, 8/1/2022	3,891		3,989
Pool # 471901, 2.90%, 9/1/2022	2,754		2,829
Pool # AM0903, 2.53%, 10/1/2022	3,804		3,857
Pool # AM0904, 2.53%, 10/1/2022	4,791		4,857
Pool # AM1196, 2.37%, 11/1/2022	4,000		4,040
Pool # AM0585, 2.38%, 11/1/2022	1,743		1,761
Pool # AM1619, 2.34%, 12/1/2022	4,210		4,244
Pool # AM0811, 2.42%, 12/1/2022	3,039		3,075
Pool # AM1835, 2.53%, 12/1/2022	2,000		2,031
Pool # AM2111, 2.34%, 1/1/2023	3,231		3,263
Pool # AM2859, 2.65%, 3/1/2023	2,000		2,038
Pool # AM3069, 2.64%, 4/1/2023	1,789		1,825
Pool # AM3563, 2.51%, 6/1/2023	872		887
Pool # AM3990, 3.74%, 7/1/2023	954		1,010
Pool # AM4066, 3.59%, 8/1/2023	3,000		3,169
Pool # AM4044, 3.49%, 9/1/2023	6,095		6,413
Pool # AM4716, 3.38%, 12/1/2023	1,454		1,529
Pool # AM7024, 2.90%, 12/1/2024	1,000		1,042
Pool # AM7589, 2.95%, 12/1/2024	1,935		2,017
Pool # AM7290, 2.97%, 12/1/2024	1,165		1,217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM7576, 3.04%, 12/1/2024	2,000	2,095
Pool # AM7124, 3.11%, 12/1/2024	4,000	4,204
Pool # AM7682, 2.84%, 1/1/2025	1,670	1,735
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,573
Pool # AN0029, 3.10%, 9/1/2025	2,354	2,476
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,701
Pool # AM4660, 3.77%, 12/1/2025	4,929	5,333
Pool # AM6381, 3.29%, 8/1/2026	5,000	5,342
Pool # 468574, 4.55%, 8/1/2026	2,748	3,071
Pool # 468573, 4.76%, 8/1/2026	2,612	2,956
Pool # AM6808, 3.24%, 10/1/2026	2,002	2,128
Pool # AM7321, 3.12%, 11/1/2026	967	1,023
Pool # 469615, 4.08%, 11/1/2026	9,938	11,063
Pool # AM7118, 3.14%, 12/1/2026	1,818	1,924
Pool # AN4571, 3.07%, 2/1/2027	1,760	1,857
Pool # AN4363, 3.25%, 2/1/2027	4,282	4,554
Pool # AN4917, 3.13%, 3/1/2027	4,100	4,338
Pool # AM8529, 3.03%, 4/1/2027	1,000	1,055
Pool # BL1958, 3.42%, 4/1/2027	3,310	3,544
Pool # 470893, 3.46%, 4/1/2027	2,156	2,328
Pool # AM8745, 2.81%, 5/1/2027	1,684	1,750
Pool # AM8595, 2.83%, 5/1/2027	4,000	4,169
Pool # AM8987, 2.79%, 6/1/2027	920	954
Pool # AM9169, 3.08%, 6/1/2027	2,361	2,495
Pool # AN6318, 3.18%, 8/1/2027	3,000	3,180
Pool # AM0414, 2.87%, 9/1/2027	1,300	1,359
Pool # AN9656, 3.57%, 7/1/2028	2,394	2,610
Pool # AM3894, 3.85%, 7/1/2028	1,081	1,200
Pool # AN2216, 2.64%, 8/1/2028	2,500	2,575
Pool # AN9699, 3.53%, 8/1/2028	5,350	5,829
Pool # AN2497, 2.60%, 9/1/2028	3,989	4,095
Pool # 109421, 3.75%, 9/1/2028	1,972	2,166
Pool # AN9248, 3.81%, 9/1/2028	5,250	5,742
Pool # BL0920, 3.82%, 9/1/2028	2,518	2,792
Pool # AN3244, 2.59%, 10/1/2028	2,000	2,053
Pool # AN3570, 2.71%, 11/1/2028	10,000	10,358
Pool # BL0418, 3.85%, 11/1/2028	5,300	5,917
Pool # AN3828, 2.67%, 12/1/2028	3,670	3,787
Pool # AN3685, 2.69%, 12/1/2028	4,020	4,159
Pool # BL0985, 3.89%, 12/1/2028	4,931	5,472
Pool # BL0819, 3.95%, 12/1/2028	5,075	5,698
Pool # AN4154, 3.17%, 1/1/2029	6,060	6,471
Pool # AN4349, 3.35%, 1/1/2029	2,970	3,213
Pool # BL1435, 3.53%, 1/1/2029	8,000	8,734
Pool # BL1430, 3.85%, 1/1/2029	3,000	3,342
Pool # AN4697, 3.22%, 2/1/2029	5,000	5,351
Pool # BL1450, 3.56%, 2/1/2029	5,191	5,658
Pool # BL1339, 3.66%, 2/1/2029	6,110	6,729
Pool # AN4975, 3.21%, 3/1/2029	2,065	2,210
Pool # AN5279, 3.34%, 4/1/2029	4,413	4,648
Pool # AN6158, 2.99%, 7/1/2029	2,400	2,545
Pool # AN6214, 3.03%, 7/1/2029	5,824	6,195
Pool # AN5989, 3.21%, 7/1/2029	3,000	3,201
Pool # AN6019, 3.10%, 8/1/2029	4,500	4,813
Pool # AM7018, 3.63%, 10/1/2029	1,849	2,032
Pool # AM7013, 3.39%, 12/1/2029	1,430	1,548
Pool # AN7947, 3.16%, 1/1/2030	2,000	2,130
Pool # AN7812, 3.03%, 2/1/2030	11,652	12,379
Pool # AN8154, 3.17%, 2/1/2030	6,375	6,809
Pool # AN8514, 3.27%, 2/1/2030	2,000	2,153

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,197
Pool # AM8692, 3.03%, 4/1/2030	3,000	3,168
Pool # AN6878, 3.11%, 4/1/2030	929	986
Pool # AM8408, 3.13%, 4/1/2030	6,000	6,378
Pool # AM8889, 2.92%, 5/1/2030	3,000	3,138
Pool # AM8666, 2.96%, 6/1/2030	1,893	1,990
Pool # AM8958, 2.97%, 6/1/2030	3,000	3,152
Pool # AM9012, 3.13%, 6/1/2030	1,000	1,064
Pool # AM9014, 3.20%, 6/1/2030	1,490	1,593
Pool # AN9588, 3.88%, 6/1/2030	2,362	2,663
Pool # AM9320, 3.30%, 7/1/2030	1,005	1,088
Pool # AM9489, 3.40%, 7/1/2030	1,892	2,048
Pool # AN9928, 3.80%, 7/1/2030	5,030	5,631
Pool # AN9888, 3.85%, 7/1/2030	11,000	12,360
Pool # AM9755, 3.32%, 8/1/2030	2,373	2,557
Pool # 387961, 3.61%, 8/1/2030	5,420	6,001
Pool # AM9676, 3.37%, 9/1/2030	1,401	1,523
Pool # AM9218, 3.39%, 9/1/2030	2,508	2,718
Pool # AN0099, 3.28%, 11/1/2030	7,093	7,643
Pool # 467096, 4.97%, 2/1/2031	3,118	3,587
Pool # AN1676, 2.99%, 5/1/2031	3,850	4,055
Pool # AI2479, 5.00%, 5/1/2031	410	439
Pool # AN1683, 3.03%, 6/1/2031	5,268	5,571
Pool # AN4187, 3.49%, 1/1/2032	2,009	2,203
Pool # AN4118, 3.24%, 2/1/2032	8,000	8,607
Pool # AN4964, 3.32%, 4/1/2032	1,919	2,080
Pool # AN6123, 3.06%, 8/1/2032	800	844
Pool # AN6651, 2.94%, 10/1/2032	674	707
Pool # AD8548, 5.50%, 1/1/2033	203	215
Pool # AR7484, 3.50%, 2/1/2033	1,744	1,805
Pool # AT7117, 3.50%, 6/1/2033	2,060	2,132
Pool # 754922, 5.50%, 9/1/2033	69	76
Pool # 762520, 4.00%, 11/1/2033	339	353
Pool # BL1425, 4.06%, 1/1/2034	2,952	3,355
Pool # AM7111, 3.57%, 11/1/2034	2,292	2,511
Pool # AM7122, 3.61%, 11/1/2034	2,288	2,535
Pool # AM9188, 3.12%, 6/1/2035	2,000	2,091
Pool # 847108, 6.50%, 10/1/2035	77	85
Pool # 881628, 5.00%, 1/1/2036	24	25
Pool # 256128, 6.00%, 2/1/2036	21	23
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 872740, 6.50%, 6/1/2036	62	70
Pool # 907742, 7.00%, 12/1/2036	37	41
Pool # 256651, 6.00%, 3/1/2037	32	35
Pool # 888408, 6.00%, 3/1/2037	99	110
Pool # 888373, 7.00%, 3/1/2037	67	72
Pool # 888796, 6.00%, 9/1/2037	203	228
Pool # 888698, 7.00%, 10/1/2037	173	199
Pool # 953501, 7.00%, 11/1/2037	145	160
Pool # 257172, 5.50%, 4/1/2038	35	37
Pool # AD0810, 6.00%, 11/1/2039	1	1
Pool # AB1830, 3.50%, 11/1/2040	905	944
Pool # AL2606, 4.00%, 3/1/2042	731	756
Pool # AO6757, 4.00%, 6/1/2042	2,342	2,487
Pool # AO7225, 4.00%, 7/1/2042	1,822	1,935
Pool # AO9352, 4.00%, 7/1/2042	968	1,028
Pool # AO9353, 4.00%, 7/1/2042	934	993
Pool # AP0838, 4.00%, 7/1/2042	8,404	8,930
Pool # MA1125, 4.00%, 7/1/2042	775	822
Pool # MA1177, 3.50%, 9/1/2042	909	953

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # MA1178, 4.00%, 9/1/2042	2,029		2,154
Pool # MA1213, 3.50%, 10/1/2042	4,407		4,622
Pool # AR1397, 3.00%, 1/1/2043	1,611		1,658
Pool # AB8517, 3.00%, 2/1/2043	940		967
Pool # MA1373, 3.50%, 3/1/2043	4,206		4,413
Pool # MA1437, 3.50%, 5/1/2043	1,306		1,370
Pool # MA1442, 4.00%, 5/1/2043	3,286		3,492
Pool # MA1463, 3.50%, 6/1/2043	2,133		2,238
Pool # MA1552, 3.00%, 8/1/2043	1,162		1,196
Pool # MA1582, 3.50%, 9/1/2043	279		293
Pool # MA2434, 3.50%, 9/1/2045	1,370		1,430
Pool # MA2493, 3.50%, 12/1/2045	323		337
Pool # BC1157, 3.50%, 1/1/2046	1,103		1,151
Pool # MA2545, 3.50%, 2/1/2046	643		671
Pool # BC4832, 3.50%, 3/1/2046	785		820
Pool # AS6970, 3.50%, 4/1/2046	4,061		4,240
Pool # BC8400, 3.50%, 5/1/2046	1,039		1,085
Pool # AS7424, 3.50%, 6/1/2046	1,927		2,012
Pool # MA2658, 3.50%, 6/1/2046	5,846		6,104
GNMA I, 30 Year
Pool # 608665, 6.50%, 8/15/2022	83		86
Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)
Pool # 554105, 6.50%, 3/15/2023	19		19
Pool # 345288, 7.50%, 3/15/2023	3		3
Pool # 623185, 7.00%, 8/15/2023	10		10
Pool # 628407, 6.50%, 11/15/2023	18		19
Pool # 782507, 9.50%, 10/15/2024	9		9
Pool # 441957, 6.38%, 8/15/2026	40		44
Pool # 780653, 6.50%, 10/15/2027	373		412
Pool # 450038, 7.50%, 7/15/2028	5		5
Pool # 486537, 7.50%, 9/15/2028	4		5
Pool # 486631, 6.50%, 10/15/2028	2		2
Pool # 556255, 6.50%, 10/15/2031	36		40
Pool # 569568, 6.50%, 1/15/2032	223		253
Pool # 611453, 7.00%, 4/15/2032	11		11
Pool # 569423, 7.00%, 5/15/2032	64		71
Pool # 591882, 6.50%, 7/15/2032	21		23
Pool # 552665, 7.00%, 7/15/2032	54		61
Pool # 782032, 7.00%, 10/15/2032	150		173
Pool # 591420, 7.50%, 1/15/2033	19		20
Pool # 607645, 6.50%, 2/15/2033	21		23
Pool # 604168, 6.50%, 4/15/2033	37		41
Pool # 615786, 7.00%, 5/15/2033	39		43
Pool # 781614, 7.00%, 6/15/2033	48		57
Pool # 638733, 7.00%, 3/15/2037	164		176
Pool # AT7652, 4.00%, 8/15/2046	2,823		3,024
Pool # BI6468, 5.00%, 12/15/2048	8,234		9,173
Pool # BM1750, 5.00%, 4/15/2049	4,956		5,494
Pool # BM1957, 5.00%, 5/15/2049	7,681		8,553
Pool # BM9691, 4.50%, 7/15/2049	11,941		12,833
Pool # BM2141, 5.00%, 7/15/2049	5,971		6,648
Pool # BM2163, 5.00%, 7/15/2049	8,956		9,923
Pool # BM2281, 5.00%, 7/15/2049	7,473		8,319
Pool # BM2305, 5.00%, 8/15/2049	5,530		6,113
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2		2
Pool # 2006, 8.50%, 5/20/2025	3		3
Pool # 2234, 8.00%, 6/20/2026	2		2
Pool # 2270, 8.00%, 8/20/2026	2		2
Pool # 2324, 8.00%, 11/20/2026	2		2

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 2499, 8.00%, 10/20/2027	4	5
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	4	5
Pool # 737076, 6.50%, 10/20/2033	223	243
Pool # 616732, 6.50%, 9/20/2034	176	192
Pool # 748766, 6.50%, 1/20/2039	102	112
Pool # 752496, 6.50%, 1/20/2039	177	204
Pool # 783389, 6.00%, 8/20/2039	1,112	1,257
Pool # 783444, 5.50%, 9/20/2039	204	225
Pool # AJ9020, 4.50%, 10/20/2044	844	883
Pool # 783967, 4.25%, 12/20/2044	2,037	2,163
Pool # AK8803, 4.00%, 3/20/2046	1,792	1,902
Pool # AS8110, 3.75%, 8/20/2046	2,892	3,040
Pool # AY2381, 4.25%, 7/20/2047	1,384	1,473
Pool # AY2388, 4.25%, 9/20/2047	3,995	4,254
Pool # AY2392, 4.25%, 11/20/2047	4,375	4,659
Pool # BB8795, 4.00%, 1/20/2048	7,172	7,532
Pool # AY2395, 4.25%, 1/20/2048	3,727	4,001
Pool # AY2404, 4.25%, 5/20/2048	5,360	5,747
Pool # BG6360, 5.00%, 5/20/2048	4,719	5,164
Pool # BF2645, 5.50%, 5/20/2048	2,604	2,864
Pool # AY2405, 4.25%, 6/20/2048	6,482	6,949
Pool # BD0531, 5.00%, 6/20/2048	3,469	3,697
Pool # BD0532, 5.00%, 6/20/2048	2,860	3,025
Pool # BF2971, 5.00%, 6/20/2048	3,800	4,171
Pool # AY2407, 4.25%, 7/20/2048	2,605	2,793
Pool # AY2408, 4.50%, 7/20/2048	1,600	1,735
Pool # BG7397, 4.50%, 7/20/2048	1,964	2,119
Pool # BF3017, 5.00%, 7/20/2048	2,153	2,308
Pool # AY2409, 4.25%, 8/20/2048	2,011	2,141
Pool # AY2410, 4.50%, 8/20/2048	1,495	1,618
Pool # BD0550, 5.00%, 8/20/2048	4,780	5,099
Pool # BG7389, 5.00%, 8/20/2048	1,978	2,146
Pool # BG7391, 5.00%, 8/20/2048	2,732	2,949
Pool # AY2412, 4.50%, 9/20/2048	6,289	6,817
Pool # 784626, 4.50%, 10/20/2048	3,691	3,886
Pool # BI4488, 4.50%, 11/20/2048	2,660	2,830
Pool # BK2584, 5.00%, 11/20/2048	1,508	1,636
Pool # BK2585, 5.00%, 11/20/2048	4,543	4,912
Pool # BK2586, 5.00%, 11/20/2048	4,559	4,883
Pool # BI6431, 4.50%, 12/20/2048	3,982	4,309
Pool # BI6669, 4.50%, 12/20/2048	3,713	4,019
Pool # BJ9819, 4.75%, 12/20/2048	5,939	6,485
Pool # BH3133, 5.00%, 12/20/2048	5,705	6,245
Pool # BJ7083, 5.00%, 12/20/2048	1,618	1,755
Pool # BJ7084, 5.00%, 12/20/2048	4,374	4,729
Pool # BK7169, 5.00%, 12/20/2048	4,529	4,849
Pool # BJ9821, 4.75%, 1/20/2049	5,792	6,326
Pool # BJ1334, 5.00%, 1/20/2049	6,544	7,163
Pool # BJ9637, 5.00%, 1/20/2049	1,983	2,167
Pool # BJ9641, 5.00%, 1/20/2049	3,292	3,614
Pool # BJ9642, 5.00%, 1/20/2049	1,977	2,168
Pool # BJ9824, 4.50%, 2/20/2049	2,622	2,844
Pool # BJ9825, 4.50%, 2/20/2049	1,476	1,599
Pool # BK7188, 4.50%, 2/20/2049	6,796	7,269
Pool # BJ9630, 5.00%, 2/20/2049	1,834	2,010
Pool # BJ9633, 5.00%, 2/20/2049	2,329	2,557
Pool # BJ9830, 5.00%, 2/20/2049	1,672	1,849
Pool # BK7189, 5.00%, 2/20/2049	5,388	5,778
Pool # BK7198, 4.50%, 3/20/2049	4,540	4,860

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BJ9841, 4.75%, 5/20/2049	2,108	2,302
Pool # BJ9842, 5.00%, 5/20/2049	1,817	2,009
Pool # BL6765, 5.50%, 5/20/2049	7,950	8,651
Pool # BN0907, 4.50%, 6/20/2049	2,854	3,080
Pool # BJ9844, 4.75%, 6/20/2049	2,657	2,902
Pool # BN1498, 5.00%, 6/20/2049	3,356	3,649
Pool # BN1499, 5.00%, 6/20/2049	5,965	6,473
Pool # BN1500, 5.50%, 6/20/2049	1,657	1,839
Pool # BO0521, 4.00%, 7/20/2049	1,985	2,081
Pool # BJ9848, 4.75%, 7/20/2049	3,590	3,922
Pool # BJ9847, 5.00%, 7/20/2049	4,139	4,577
Pool # BN0879, 5.00%, 7/20/2049	1,341	1,464
Pool # BO3160, 5.00%, 7/20/2049	1,107	1,225
Pool # BP4237, 5.00%, 7/20/2049	1,395	1,541
Pool # BP4238, 5.00%, 7/20/2049	1,096	1,211
Pool # BP4240, 5.00%, 7/20/2049	997	1,102
Pool # BP4241, 5.00%, 7/20/2049	1,535	1,698
Pool # BP4242, 5.00%, 7/20/2049	997	1,103
Pool # BL9354, 4.00%, 8/20/2049	3,650	3,793
Pool # BM2418, 4.00%, 8/20/2049	5,775	6,148
Pool # BN0884, 4.00%, 8/20/2049	1,346	1,424
Pool # BN0889, 4.50%, 8/20/2049	2,084	2,250
Pool # BN7048, 4.50%, 8/20/2049	5,301	5,697
Pool # BN7049, 4.50%, 8/20/2049	6,634	7,187
Pool # BJ9851, 5.00%, 8/20/2049	4,850	5,361
Pool # BN0890, 5.00%, 8/20/2049	797	870
Pool # BN0891, 5.00%, 8/20/2049	1,295	1,414
Pool # BN0892, 5.00%, 8/20/2049	1,609	1,756
Pool # BN0893, 5.00%, 8/20/2049	1,814	1,980
Pool # BO3257, 5.00%, 8/20/2049	1,195	1,320
Pool # BP4290, 5.00%, 8/20/2049	1,194	1,287
Pool # BP4291, 5.00%, 8/20/2049	1,314	1,416
Pool # BP4292, 5.00%, 8/20/2049	2,827	3,049
Pool # BP4293, 5.00%, 8/20/2049	2,125	2,294
Pool # BP4294, 5.00%, 8/20/2049	1,964	2,120
Pool # BN0896, 4.00%, 9/20/2049	1,749	1,849
Pool # BM9714, 4.50%, 9/20/2049	4,370	4,722
Pool # BP4337, 4.50%, 9/20/2049	5,984	6,466
Pool # BQ3224, 4.50%, 9/20/2049	5,990	6,493
Pool # 784810, 5.00%, 9/20/2049	7,979	8,766
Pool # AC2995, 5.00%, 9/20/2049	5,113	5,585
Pool # BJ9855, 5.00%, 9/20/2049	4,767	5,270
Pool # BP2853, 5.00%, 9/20/2049	4,310	4,692
Pool # BP8644, 5.00%, 9/20/2049	1,713	1,870
Pool # BP8645, 5.00%, 9/20/2049	2,248	2,454
Pool # AC2994, 4.50%, 10/20/2049	1,966	2,121
Pool # 784847, 4.50%, 11/20/2049	7,496	8,026
Pool # BP8665, 4.50%, 11/20/2049	1,435	1,553
Pool # BP8666, 4.50%, 11/20/2049	2,770	2,989
Pool # BJ9864, 4.75%, 11/20/2049	1,154	1,260
Pool # BJ9865, 5.00%, 11/20/2049	5,087	5,625
Pool # BP8667, 5.00%, 11/20/2049	1,247	1,366
Pool # BP8668, 5.00%, 11/20/2049	1,309	1,429
Pool # BR1542, 5.00%, 11/20/2049	2,000	2,189
Pool # BP8669, 5.50%, 11/20/2049	1,198	1,335
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,297	1,338
Pool # 4285, 6.00%, 11/20/2038	62	69
Pool # AC0979, 4.39%, 4/20/2063(a)	1,487	1,511
Pool # AC0977, 4.38%, 5/20/2063(a)	1,409	1,429
Pool # AC0973, 4.42%, 5/20/2063(a)	903	914

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA UMBS, 15 Year
Pool # 805063, 5.00%, 1/1/2020	—	(b)	1
Pool # 889265, 5.50%, 6/1/2020	—	(b)	—	(b)
Pool # 826493, 5.00%, 7/1/2020	5		5
Pool # 889805, 5.50%, 7/1/2020	—	(b)	—	(b)
Pool # 735911, 6.50%, 8/1/2020	2		2
Pool # 995886, 6.00%, 4/1/2021	1		1
Pool # 938569, 6.00%, 7/1/2021	2		2
Pool # AD0142, 6.00%, 8/1/2021	4		4
Pool # 888834, 6.50%, 4/1/2022	11		11
Pool # 995428, 5.50%, 11/1/2023	39		40
Pool # 995456, 6.50%, 2/1/2024	87		91
Pool # AD0133, 5.00%, 8/1/2024	77		80
FNMA UMBS, 20 Year
Pool # 254002, 7.50%, 9/1/2021	3		3
Pool # 254305, 6.50%, 5/1/2022	28		32
Pool # 555791, 6.50%, 12/1/2022	40		44
Pool # 889889, 6.50%, 7/1/2024	29		32
Pool # 257055, 6.50%, 12/1/2027	103		115
Pool # AE0049, 6.00%, 9/1/2029	108		120
Pool # MA0602, 3.50%, 12/1/2030	1,215		1,247
Pool # AP3582, 3.50%, 8/1/2032	2,046		2,135
Pool # AL6238, 4.00%, 1/1/2035	1,994		2,134
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	29		31
Pool # 695533, 8.00%, 6/1/2027	14		15
Pool # 756020, 8.50%, 12/1/2027	13		13
Pool # 756015, 8.00%, 7/1/2028	3		3
Pool # 527285, 7.00%, 11/1/2028	8		8
Pool # 755973, 8.00%, 11/1/2028	110		125
Pool # 455759, 6.00%, 12/1/2028	21		23
Pool # 776702, 4.50%, 5/1/2029	15		15
Pool # 889020, 6.50%, 11/1/2029	129		144
Pool # 567036, 8.50%, 2/1/2030	34		35
Pool # 598559, 6.50%, 8/1/2031	33		38
Pool # 613000, 7.00%, 11/1/2031	27		27
Pool # 610591, 7.00%, 1/1/2032	53		59
Pool # 788150, 6.00%, 3/1/2032	26		29
Pool # 644694, 7.00%, 5/1/2032	17		17
Pool # 649734, 7.00%, 6/1/2032	31		33
Pool # 668825, 7.00%, 8/1/2032	11		11
Pool # 682078, 5.50%, 11/1/2032	256		286
Pool # 668562, 6.00%, 12/1/2032	45		50
Pool # 675555, 6.00%, 12/1/2032	27		30
Pool # AL0045, 6.00%, 12/1/2032	281		323
Pool # 357363, 5.50%, 3/1/2033	401		447
Pool # 674349, 6.00%, 3/1/2033	21		24
Pool # 688625, 6.00%, 3/1/2033	29		32
Pool # 688655, 6.00%, 3/1/2033	31		34
Pool # 695584, 6.00%, 3/1/2033	9		10
Pool # 702901, 6.00%, 5/1/2033	248		285
Pool # 695403, 5.00%, 6/1/2033	149		165
Pool # 995656, 7.00%, 6/1/2033	212		245
Pool # 723852, 5.00%, 7/1/2033	70		78
Pool # 729296, 5.00%, 7/1/2033	175		193
Pool # 726912, 4.00%, 8/1/2033	8		8
Pool # 753696, 4.00%, 8/1/2033	27		28
Pool # 729379, 6.00%, 8/1/2033	29		32
Pool # 726914, 6.50%, 8/1/2033	14		16
Pool # 737825, 6.00%, 9/1/2033	43		48

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AA7943, 4.00%, 10/1/2033	442	475
Pool # 750977, 4.50%, 11/1/2033	52	55
Pool # 725017, 5.50%, 12/1/2033	363	409
Pool # 759424, 5.50%, 1/1/2034	85	95
Pool # 751182, 5.50%, 3/1/2034	67	76
Pool # 751341, 5.50%, 3/1/2034	21	23
Pool # 767378, 5.50%, 3/1/2034	43	48
Pool # 776565, 4.00%, 4/1/2034	402	419
Pool # AC1317, 4.50%, 9/1/2034	343	365
Pool # 820347, 5.00%, 9/1/2035	68	76
Pool # 745281, 6.00%, 1/1/2036	52	60
Pool # 888417, 6.50%, 1/1/2036	111	125
Pool # 833629, 7.00%, 3/1/2036	40	46
Pool # 893268, 6.50%, 8/1/2036	71	79
Pool # 833657, 7.50%, 8/1/2036	19	21
Pool # AA0922, 6.00%, 9/1/2036	316	363
Pool # 878225, 6.50%, 10/1/2036	126	146
Pool # 985683, 8.00%, 10/1/2036	96	111
Pool # 888476, 7.50%, 5/1/2037	66	81
Pool # 945870, 6.50%, 8/1/2037	64	72
Pool # 946338, 7.00%, 9/1/2037	44	50
Pool # 888707, 7.50%, 10/1/2037	145	172
Pool # 889883, 6.50%, 3/1/2038	132	149
Pool # AC9081, 6.50%, 9/1/2038	177	208
Pool # 909236, 7.00%, 9/1/2038	416	514
Pool # 934591, 7.00%, 10/1/2038	84	103
Pool # AB2869, 6.00%, 11/1/2038	311	357
Pool # 995504, 7.50%, 11/1/2038	44	53
Pool # 257510, 7.00%, 12/1/2038	187	225
Pool # AD0753, 7.00%, 1/1/2039	372	446
Pool # 890661, 7.00%, 2/1/2039	1,786	2,048
Pool # AD0780, 7.50%, 4/1/2039	691	875
Pool # AD6377, 5.50%, 5/1/2040	208	234
Pool # AD4951, 5.00%, 7/1/2040	3,145	3,468
Pool # BM5364, 4.00%, 4/1/2042(c)	3,671	3,932
Pool # AL6839, 5.00%, 4/1/2042	2,080	2,263
Pool # AR8128, 3.50%, 3/1/2043	2,142	2,253
Pool # AB9944, 3.00%, 7/1/2043	4,066	4,194
Pool # AL8256, 3.00%, 8/1/2043	4,253	4,395
Pool # AZ8089, 4.00%, 7/1/2045	2,168	2,266
Pool # BA2343, 4.00%, 9/1/2045	4,898	5,183
Pool # BC9441, 3.50%, 4/1/2046	610	637
Pool # BC6982, 4.00%, 4/1/2046	3,723	3,941
Pool # BD0299, 3.50%, 5/1/2046	841	879
Pool # BC1249, 3.50%, 6/1/2046	777	809
Pool # BD1243, 3.50%, 6/1/2046	921	958
Pool # BD3066, 3.50%, 7/1/2046	2,570	2,678
Pool # BD3088, 3.50%, 7/1/2046	949	988
Pool # BD5248, 3.50%, 8/1/2046	3,141	3,277
Pool # BD7764, 3.50%, 9/1/2046	2,104	2,190
Pool # BE5870, 3.50%, 1/1/2047	5,133	5,384
Pool # BH4665, 4.00%, 6/1/2047	5,134	5,460
Pool # BH7626, 4.00%, 8/1/2047	3,176	3,328
Pool # BM3500, 4.00%, 9/1/2047	4,104	4,365
Pool # BJ1778, 4.50%, 10/1/2047	2,132	2,270
Pool # BM3044, 4.00%, 11/1/2047(c)	4,932	5,231
Pool # BE8351, 4.00%, 2/1/2048	3,036	3,178
Pool # BK7006, 4.50%, 6/1/2048	2,403	2,551
Pool # BD9084, 4.50%, 7/1/2048	2,259	2,444
Pool # CA4662, 3.50%, 9/1/2048(c)	4,000	4,209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 890863, 5.00%, 9/1/2048(c)	4,941	5,462
Pool # BN1829, 4.50%, 10/1/2048	3,971	4,226
Pool # BN4960, 5.00%, 12/1/2048	2,075	2,226
Pool # BM5430, 5.00%, 1/1/2049	5,891	6,481
Pool # BN5013, 5.00%, 1/1/2049	4,548	5,003
Pool # BN6788, 4.50%, 2/1/2049	2,184	2,296
Pool # BK0317, 4.00%, 3/1/2049	4,331	4,528
Pool # BO0719, 5.00%, 6/1/2049	1,888	2,088
Pool # BO0721, 5.00%, 6/1/2049	3,681	4,059
Pool # BO0722, 5.00%, 6/1/2049	2,815	3,103
Pool # BO4280, 4.00%, 7/1/2049	6,813	7,212
Pool # BN8529, 4.50%, 7/1/2049	1,291	1,388
Pool # BO3436, 4.50%, 7/1/2049	4,484	4,865
Pool # BO0718, 5.00%, 7/1/2049	2,598	2,874
Pool # BO0720, 5.00%, 7/1/2049	2,979	3,286
Pool # BO2496, 5.00%, 7/1/2049	3,725	4,149
Pool # BO2497, 5.00%, 7/1/2049	4,280	4,760
Pool # BO2498, 5.00%, 7/1/2049	5,100	5,662
Pool # BO2499, 5.00%, 7/1/2049	1,457	1,619
Pool # BO3408, 5.00%, 7/1/2049	1,411	1,507
Pool # BO3999, 4.00%, 8/1/2049	4,063	4,227
Pool # BO1036, 4.50%, 8/1/2049	1,495	1,577
Pool # BO2495, 5.00%, 8/1/2049	3,738	4,158
Pool # BK8769, 3.50%, 10/1/2049	6,008	6,195
Pool # CA4363, 4.00%, 10/1/2049	5,662	5,916
Pool # BO2888, 4.00%, 11/1/2049	5,117	5,351
Pool # BO4387, 4.00%, 11/1/2049	3,536	3,706
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	7,174	7,392
Pool # RA1623, 4.00%, 9/1/2049	5,792	6,099

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,347,688)		1,383,833

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.0%
Acre 6.71%, 12/15/2020	3,315	3,315
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	775	826
Series 2005-J1, Class 1A4, IF, IO, 3.39%, 2/25/2035‡(a)	130	2
Series 2005-1CB, Class 1A6, IF, IO, 5.39%, 3/25/2035‡(a)	446	64
Series 2005-22T1, Class A2, IF, IO, 3.36%, 6/25/2035‡(a)	2,042	285
Series 2005-20CB, Class 3A8, IF, IO, 3.04%, 7/25/2035‡(a)	2,350	273
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	82	57
Series 2005-37T1, Class A2, IF, IO, 3.34%, 9/25/2035‡(a)	3,783	507
Series 2005-54CB, Class 1A2, IF, IO, 3.14%, 11/25/2035‡(a)	2,861	376
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	480	454
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	15	15
Series 2005-57CB, Class 3A2, IF, IO, 3.39%, 12/25/2035‡(a)	310	38
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	242	240
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	317	272
Series 2006-7CB, Class 1A2, IF, IO, 3.59%, 5/25/2036‡(a)	10,009	2,206
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	382	305
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035(a)(d)	15	15
Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047(a)(d)	158	158
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(d)	5,400	5,432
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(d)	3,621	3,646
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(a)(d)	4,008	4,080

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036(d)	187	132
Banc of America Alternative Loan Trust Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036‡	796	136
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	71	63
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	140	149
Series 2004-C, Class 1A1, 4.38%, 12/20/2034(a)	161	164
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035‡	254	43
Series 2005-E, Class 4A1, 4.50%, 3/20/2035(a)	74	75
Series 2005-4, Class 30PO, PO, 8/25/2035‡	35	32
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	145	140
Series 2005-7, Class 30PO, PO, 11/25/2035‡	21	18
Series 2005-8, Class 30PO, PO, 1/25/2036‡	85	66
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 5.12%, 4/25/2033(a)	77	79
Series 2003-J, Class 3A2, 4.71%, 11/25/2033(a)	290	298
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034(a)(d)	116	119
Series 2010-RR7, Class 2A1, 4.23%, 7/26/2045(a)(d)	29	28
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 4.49%, 7/25/2033(a)	130	134
Series 2003-7, Class 3A, 4.34%, 10/25/2033(a)	71	72
Series 2004-1, Class 12A1, 4.65%, 4/25/2034(a)	249	255
Series 2004-2, Class 14A, 4.41%, 5/25/2034(a)	105	105
Series 2006-1, Class A1, 3.84%, 2/25/2036(a)	435	446
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033(e)	316	335
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048(d)(e)	1,938	1,941
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033‡	26	25
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1, 4.53%, 2/25/2037(a)	110	113
Series 2007-A1, Class 1A3, 4.60%, 2/25/2037(a)	1,021	1,043
Series 2007-A1, Class 2A1, 4.69%, 2/25/2037(a)	74	77
Series 2007-A1, Class 9A1, 4.79%, 2/25/2037(a)	220	222
Series 2007-A2, Class 2A1, 4.23%, 7/25/2037(a)	256	259
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034‡	23	20
Series 2004-3, Class A26, 5.50%, 4/25/2034	161	167
Series 2004-HYB1, Class 2A, 3.97%, 5/20/2034(a)	64	65
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034(a)	304	312
Series 2004-7, Class 2A1, 4.61%, 6/25/2034(a)	47	49
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	442	454
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	265	279
Series 2004-HYB6, Class A3, 3.94%, 11/20/2034(a)	202	207
Series 2005-16, Class A23, 5.50%, 9/25/2035	123	113
Series 2005-22, Class 2A1, 3.63%, 11/25/2035(a)	572	518
Series 2007-4, Class 1A52, IF, IO, 3.69%, 5/25/2037‡(a)	2,030	435
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class APO, PO, 9/25/2035‡	26	22
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033‡	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033(a)	110	113
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.32%, 9/25/2033(a)(d)	274	280
Series 2015-A, Class B2, 4.50%, 6/25/2058(a)(d)	665	704
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class WPO2, PO, 6/25/2031‡	6	6
Series 2003-1, Class WA2, 6.50%, 6/25/2031‡	6	7
Series 2003-1, Class PO3, PO, 9/25/2033‡	34	32
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	45	47
Series 2004-UST1, Class A3, 3.95%, 8/25/2034(a)	65	67

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-UST1, Class A6, 4.58%, 8/25/2034(a)	48		48
Series 2005-1, Class 2A1A, 2.92%, 2/25/2035(a)	129		112
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	315		330
Series 2005-5, Class 1A2, 3.98%, 8/25/2035(a)	390		316
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047‡(a)(f)	1,618		55
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32		30
Series 2003-1, Class DB1, 6.73%, 2/25/2033(a)	441		474
Series 2003-AR15, Class 3A1, 4.33%, 6/25/2033(a)	231		233
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	119		125
Series 2004-AR2, Class 2A1, 4.74%, 3/25/2034(a)	351		368
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	360		369
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	241		249
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	271		279
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	175		181
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	164		169
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	265		274
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035‡(a)	774		89
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035‡	539		6
Csma Consulting Ltd. (United Kingdom) 7/31/2023‡	5,578		5,578
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.20%, 2/25/2020(a)	47		47
FHLMC, REMIC
Series 2934, Class EC, PO, 2/15/2020	2		2
Series 2934, Class HI, IO, 5.00%, 2/15/2020	2		—	(b)
Series 2347, Class VP, 6.50%, 3/15/2020	1		1
Series 2967, Class JI, IO, 5.00%, 4/15/2020	3		—	(b)
Series 1807, Class G, 9.00%, 10/15/2020	—	(b)	—	(b)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(b)	—	(b)
Series 1065, Class J, 9.00%, 4/15/2021	—	(b)	—	(b)
Series 1084, Class F, 2.72%, 5/15/2021(a)	—	(b)	—	(b)
Series 1079, Class S, HB, IF, 28.00%, 5/15/2021(a)	—	(b)	—	(b)
Series 1084, Class S, HB, IF, 37.28%, 5/15/2021(a)	—	(b)	—	(b)
Series 1082, Class D, HB, 1,007.78%, 5/15/2021	—	(b)	—	(b)
Series 186, Class I, HB, 1,009.50%, 8/15/2021	—	(b)	—	(b)
Series 1133, Class H, 7.00%, 9/15/2021	1		1
Series 1144, Class KB, 8.50%, 9/15/2021	2		2
Series 180, Class J, HB, 1,010.00%, 9/15/2021	—	(b)	—	(b)
Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)
Series 3688, Class CU, 7.02%, 11/15/2021(a)	29		29
Series 3511, IO, 5.00%, 12/15/2021	7		—	(b)
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(a)	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	434		444
Series 2462, Class NB, 6.50%, 6/15/2022	39		41
Series 1343, Class LB, 7.50%, 8/15/2022	3		3
Series 1343, Class LA, 8.00%, 8/15/2022	5		5
Series 1395, Class G, 6.00%, 10/15/2022	2		2
Series 1374, Class Z, 7.00%, 10/15/2022	6		7
Series 1401, Class J, 7.00%, 10/15/2022	15		15
Series 2535, Class BK, 5.50%, 12/15/2022	20		21
Series 1470, Class F, 2.16%, 2/15/2023(a)	1		1
Series 1466, Class PZ, 7.50%, 2/15/2023	26		28
Series 1798, Class F, 5.00%, 5/15/2023	13		14
Series 1518, Class G, IF, 7.35%, 5/15/2023(a)	9		9
Series 1505, Class QB, IF, 16.28%, 5/15/2023(a)	1		1
Series 204, Class E, HB, IF, 1,537.50%, 5/15/2023(a)	—	(b)	—	(b)
Series 2033, Class J, 5.60%, 6/15/2023	53		55
Series 1526, Class L, 6.50%, 6/15/2023	5		6
Series 1541, Class O, 0.90%, 7/15/2023(a)	11		11
Series 1677, Class Z, 7.50%, 7/15/2023	39		42

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1570, Class F, 2.63%, 8/15/2023(a)	3	3
Series 1552, Class IA, IF, 18.13%, 8/15/2023(a)	96	115
Series 1570, Class SA, HB, IF, 22.44%, 8/15/2023(a)	7	8
Series 1578, Class K, 6.90%, 9/15/2023	25	26
Series 1578, Class V, IO, 7.00%, 9/15/2023	3	—	(b)
Series 2571, Class SK, HB, IF, 26.89%, 9/15/2023(a)	15	20
Series 1591, Class PV, 6.25%, 10/15/2023	51	54
Series 1602, Class SA, IF, 16.51%, 10/15/2023(a)	11	13
Series 1813, Class I, PO, 11/15/2023	110	106
Series 1813, Class J, IF, IO, 4.00%, 11/15/2023(a)	425	26
Series 2720, Class PC, 5.00%, 12/15/2023	127	132
Series 1628, Class LZ, 6.50%, 12/15/2023	67	71
Series 1638, Class H, 6.50%, 12/15/2023	72	76
Series 2283, Class K, 6.50%, 12/15/2023	17	18
Series 1644, Class K, 6.75%, 12/15/2023	32	34
Series 1658, Class GZ, 7.00%, 1/15/2024	83	89
Series 1865, Class D, PO, 2/15/2024	6	6
Series 1760, Class ZD, 1.28%, 2/15/2024(a)	115	114
Series 2756, Class NA, 5.00%, 2/15/2024	36	38
Series 1671, Class QC, IF, 10.00%, 2/15/2024(a)	6	7
Series 1686, Class SH, IF, 14.91%, 2/15/2024(a)	2	2
Series 1699, Class FC, 2.52%, 3/15/2024(a)	5	5
Series 1695, Class EB, 7.00%, 3/15/2024	34	36
Series 2033, Class SN, HB, IF, 26.37%, 3/15/2024(a)	3	1
Series 2306, Class K, PO, 5/15/2024	8	7
Series 2306, Class SE, IF, IO, 8.82%, 5/15/2024(a)	19	3
Series 1745, Class D, 7.50%, 8/15/2024	14	15
Series 3614, Class QB, 4.00%, 12/15/2024	1,419	1,467
Series 2967, Class S, HB, IF, 24.12%, 4/15/2025(a)	28	35
Series 3022, Class SX, IF, 12.46%, 8/15/2025(a)	37	43
Series 1829, Class ZB, 6.50%, 3/15/2026	21	22
Series 1863, Class Z, 6.50%, 7/15/2026	46	48
Series 1899, Class ZE, 8.00%, 9/15/2026	21	23
Series 1963, Class Z, 7.50%, 1/15/2027	22	25
Series 2470, Class SL, IF, 9.00%, 1/15/2027(a)	10	11
Series 1985, Class PR, IO, 8.00%, 7/15/2027	7	1
Series 2065, Class PX, IO, 0.75%, 8/17/2027	3,389	49
Series 1987, Class PE, 7.50%, 9/15/2027	9	10
Series 2038, Class PN, IO, 7.00%, 3/15/2028	5	1
Series 2042, Class T, 7.00%, 3/15/2028	5	5
Series 2040, Class PE, 7.50%, 3/15/2028	51	58
Series 2060, Class Z, 6.50%, 5/15/2028	17	19
Series 2061, Class DC, IO, 6.50%, 6/15/2028	43	4
Series 2075, Class PH, 6.50%, 8/15/2028	114	127
Series 2086, Class GB, 6.00%, 9/15/2028	18	20
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	9	1
Series 2111, Class SB, IF, IO, 5.73%, 1/15/2029(a)	102	14
Series 2110, Class PG, 6.00%, 1/15/2029	75	83
Series 2125, Class JZ, 6.00%, 2/15/2029	28	30
Series 2130, Class QS, 6.00%, 3/15/2029	61	66
Series 2132, Class ZL, 6.50%, 3/15/2029	16	18
Series 2132, Class SB, HB, IF, 22.83%, 3/15/2029(a)	11	17
Series 2141, IO, 7.00%, 4/15/2029	2	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	163	187
Series 2163, Class PC, IO, 7.50%, 6/15/2029	8	1
Series 2178, Class PB, 7.00%, 8/15/2029	17	20
Series 2201, Class C, 8.00%, 11/15/2029	25	28
Series 2204, Class GB, 8.00%, 12/20/2029‡(a)	3	3
Series 2209, Class TC, 8.00%, 1/15/2030	97	114
Series 2210, Class Z, 8.00%, 1/15/2030	57	67

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2224, Class CB, 8.00%, 3/15/2030	18	21
Series 2247, Class Z, 7.50%, 8/15/2030	13	15
Series 2256, Class MC, 7.25%, 9/15/2030	63	73
Series 2254, Class Z, 9.00%, 9/15/2030	112	137
Series 2259, Class ZM, 7.00%, 10/15/2030	64	74
Series 2271, Class PC, 7.25%, 12/15/2030	81	94
Series 2296, Class PD, 7.00%, 3/15/2031	25	29
Series 2303, Class ZD, 7.00%, 4/15/2031	384	445
Series 2694, Class BA, 4.00%, 6/15/2031	23	24
Series 2359, Class ZB, 8.50%, 6/15/2031	57	68
Series 2388, Class UZ, 8.50%, 6/15/2031	21	24
Series 2344, Class ZD, 6.50%, 8/15/2031	166	195
Series 2344, Class ZJ, 6.50%, 8/15/2031	18	20
Series 2345, Class NE, 6.50%, 8/15/2031	10	11
Series 2372, Class F, 2.27%, 10/15/2031(a)	12	12
Series 2367, Class ZK, 6.00%, 10/15/2031	223	250
Series 2368, Class AS, IF, 16.34%, 10/15/2031(a)	7	8
Series 2383, Class FD, 2.27%, 11/15/2031(a)	12	12
Series 2399, Class TH, 6.50%, 1/15/2032	180	206
Series 2494, Class SX, IF, IO, 5.23%, 2/15/2032(a)	460	62
Series 2410, Class OE, 6.38%, 2/15/2032	36	39
Series 2410, Class QX, IF, IO, 6.88%, 2/15/2032(a)	33	7
Series 2410, Class QS, IF, 14.91%, 2/15/2032(a)	42	60
Series 2433, Class SA, IF, 16.34%, 2/15/2032(a)	89	121
Series 2431, Class F, 2.27%, 3/15/2032(a)	590	593
Series 2464, Class FE, 2.77%, 3/15/2032(a)	144	148
Series 2444, Class ES, IF, IO, 6.18%, 3/15/2032(a)	39	7
Series 2450, Class SW, IF, IO, 6.23%, 3/15/2032(a)	44	8
Series 2423, Class MC, 7.00%, 3/15/2032	50	57
Series 2423, Class MT, 7.00%, 3/15/2032	56	64
Series 3688, Class NI, IO, 5.00%, 4/15/2032	30	—	(b)
Series 2434, Class TC, 7.00%, 4/15/2032	58	67
Series 2436, Class MC, 7.00%, 4/15/2032	92	103
Series 2450, Class GZ, 7.00%, 5/15/2032	47	55
Series 3393, Class JO, PO, 9/15/2032	173	162
Series 2513, Class ZC, 5.50%, 10/15/2032	130	144
Series 2517, Class Z, 5.50%, 10/15/2032	111	119
Series 2835, Class QO, PO, 12/15/2032	53	48
Series 2552, Class FP, 2.77%, 1/15/2033(a)	801	823
Series 2557, Class HL, 5.30%, 1/15/2033	511	570
Series 2586, Class WI, IO, 6.50%, 3/15/2033	146	29
Series 2611, Class SQ, IF, 9.47%, 5/15/2033(a)	35	43
Series 2631, Class SA, IF, 11.61%, 6/15/2033(a)	27	33
Series 2692, Class SC, IF, 9.76%, 7/15/2033(a)	90	111
Series 2671, Class S, IF, 11.52%, 9/15/2033(a)	42	55
Series 2725, Class SC, IF, 6.40%, 11/15/2033(a)	115	121
Series 2722, Class PF, 2.37%, 12/15/2033(a)	1,105	1,113
Series 2763, Class ZA, 6.00%, 3/15/2034	3,192	3,739
Series 2779, Class ZC, 6.00%, 4/15/2034	2,263	2,586
Series 2802, Class ZY, 6.00%, 5/15/2034	247	295
Series 3318, Class BT, IF, 7.00%, 5/15/2034(a)	1,211	1,325
Series 2990, Class SL, IF, 18.02%, 6/15/2034(a)	53	65
Series 3611, PO, 7/15/2034	217	198
Series 3305, Class MB, IF, 4.25%, 7/15/2034(a)	74	80
Series 3659, Class VG, 5.00%, 9/15/2034	5,900	6,110
Series 3077, Class TO, PO, 4/15/2035	159	150
Series 2990, Class WP, IF, 12.07%, 6/15/2035(a)	2	3
Series 3035, Class Z, 5.85%, 9/15/2035	956	1,097
Series 3117, Class EO, PO, 2/15/2036	138	124
Series 3117, Class OG, PO, 2/15/2036	148	136

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3117, Class OK, PO, 2/15/2036	141	126
Series 3143, Class BC, 5.50%, 2/15/2036	254	286
Series 3122, Class OH, PO, 3/15/2036	25	23
Series 3134, PO, 3/15/2036	20	19
Series 3152, Class MO, PO, 3/15/2036	253	229
Series 3122, Class ZB, 6.00%, 3/15/2036	25	38
Series 3138, PO, 4/15/2036	80	73
Series 3607, Class AO, PO, 4/15/2036	179	158
Series 3607, Class BO, PO, 4/15/2036	179	163
Series 3137, Class XP, 6.00%, 4/15/2036	778	892
Series 3219, Class DI, IO, 6.00%, 4/15/2036	121	25
Series 3149, Class SO, PO, 5/15/2036	59	50
Series 3151, PO, 5/15/2036	220	198
Series 3153, Class EO, PO, 5/15/2036	121	108
Series 3210, PO, 5/15/2036	159	156
Series 3604, PO, 5/15/2036	184	160
Series 3998, Class GF, 2.22%, 5/15/2036(a)	937	939
Series 3171, Class MO, PO, 6/15/2036	118	109
Series 3179, Class OA, PO, 7/15/2036	102	93
Series 3194, Class SA, IF, IO, 5.33%, 7/15/2036(a)	55	11
Series 3200, PO, 8/15/2036	157	143
Series 3232, Class ST, IF, IO, 4.93%, 10/15/2036(a)	157	21
Series 3237, Class AO, PO, 11/15/2036	208	183
Series 3704, Class DT, 7.50%, 11/15/2036	970	1,148
Series 3704, Class ET, 7.50%, 12/15/2036	721	866
Series 3260, Class CS, IF, IO, 4.37%, 1/15/2037(a)	114	18
Series 3262, Class SG, IF, IO, 4.63%, 1/15/2037(a)	35	5
Series 3274, Class JO, PO, 2/15/2037	37	34
Series 3274, Class MO, PO, 2/15/2037	70	63
Series 3275, Class FL, 2.21%, 2/15/2037(a)	37	38
Series 3288, Class GS, IF, 0.96%, 3/15/2037(a)	30	30
Series 3290, Class SB, IF, IO, 4.68%, 3/15/2037(a)	294	48
Series 3373, Class TO, PO, 4/15/2037	158	141
Series 3316, Class JO, PO, 5/15/2037	21	19
Series 3607, PO, 5/15/2037	453	402
Series 3322, Class NS, IF, 7.00%, 5/15/2037(a)	843	962
Series 3371, Class FA, 2.37%, 9/15/2037(a)	52	53
Series 3385, Class SN, IF, IO, 4.23%, 11/15/2037(a)	99	13
Series 3387, Class SA, IF, IO, 4.65%, 11/15/2037(a)	227	39
Series 3422, Class AI, IO, 0.25%, 1/15/2038(e)	858	7
Series 3404, Class SC, IF, IO, 4.23%, 1/15/2038(a)	322	48
Series 3451, Class SA, IF, IO, 4.28%, 5/15/2038(a)	74	9
Series 3537, Class MI, IO, 5.00%, 6/15/2038	584	103
Series 3461, Class LZ, 6.00%, 6/15/2038	114	128
Series 3481, Class SJ, IF, IO, 4.08%, 8/15/2038(a)	440	75
Series 3895, Class WA, 5.70%, 10/15/2038(a)	296	326
Series 3546, Class A, 4.01%, 2/15/2039(a)	56	57
Series 3511, Class SA, IF, IO, 4.23%, 2/15/2039(a)	104	17
Series 3531, Class SA, IF, IO, 4.53%, 5/15/2039(a)	333	23
Series 3549, Class FA, 2.97%, 7/15/2039(a)	49	50
Series 4580, Class PT, 6.97%, 8/15/2039(a)	1,900	2,150
Series 3572, Class JS, IF, IO, 5.03%, 9/15/2039(a)	377	51
Series 3795, Class EI, IO, 5.00%, 10/15/2039	758	68
Series 3621, PO, 1/15/2040	312	280
Series 3621, Class BO, PO, 1/15/2040	221	199
Series 3623, Class LO, PO, 1/15/2040	293	265
Series 3632, Class BS, IF, 11.62%, 2/15/2040(a)	919	1,197
Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,454	180
Series 3966, Class BF, 2.27%, 10/15/2040(a)	901	906
Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,688
Series 3740, Class SC, IF, IO, 4.23%, 10/15/2040(a)	686	96
Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,726
Series 3753, PO, 11/15/2040	2,080	1,859
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,961

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3860, Class PZ, 5.00%, 5/15/2041	3,056		3,528
Series 3852, Class QN, IF, 5.50%, 5/15/2041(a)	146		154
Series 3852, Class TP, IF, 5.50%, 5/15/2041(a)	281		309
Series 3966, Class NA, 4.00%, 12/15/2041	1,990		2,147
Series 4015, Class MY, 3.50%, 3/15/2042	1,000		1,060
Series 4126, Class JB, 2.50%, 11/15/2042	320		299
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		988
Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,147
Series 4280, Class EO, PO, 12/15/2043	1,548		1,345
Series 4281, Class OB, PO, 12/15/2043	1,752		1,527
Series 4377, Class JP, 3.00%, 8/15/2044	5,589		5,754
FHLMC, STRIPS
Series 16, Class B, IO, 10.00%, 6/1/2020	—	(b)	—	(b)
Series 243, Class 16, IO, 4.50%, 11/15/2020	3		—	(b)
Series 243, Class 17, IO, 4.50%, 12/15/2020	4		—	(b)
Series 134, Class B, IO, 9.00%, 4/1/2022	1		—	(b)
Series 191, IO, 8.00%, 1/1/2028	529		99
Series 197, PO, 4/1/2028	220		205
Series 233, Class 11, IO, 5.00%, 9/15/2035	275		53
Series 233, Class 12, IO, 5.00%, 9/15/2035	160		29
Series 233, Class 13, IO, 5.00%, 9/15/2035	375		72
Series 239, Class S30, IF, IO, 5.93%, 8/15/2036(a)	516		119
Series 262, Class 35, 3.50%, 7/15/2042	15,834		16,703
Series 299, Class 300, 3.00%, 1/15/2043	829		866
Series 310, PO, 9/15/2043	1,958		1,728
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.42%, 7/25/2032(a)	190		209
Series T-76, Class 2A, 2.27%, 10/25/2037(a)	2,253		2,414
Series T-42, Class A5, 7.50%, 2/25/2042	681		817
Series T-51, Class 2A, 7.50%, 8/25/2042(a)	53		66
Series T-54, Class 2A, 6.50%, 2/25/2043	1,182		1,383
Series T-54, Class 3A, 7.00%, 2/25/2043	551		654
Series T-56, Class A5, 5.23%, 5/25/2043	1,023		1,138
Series T-58, Class APO, PO, 9/25/2043	82		69
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	44		52
Series T-59, Class 1AP, PO, 10/25/2043	84		56
Series T-62, Class 1A1, 3.53%, 10/25/2044(a)	1,052		1,066
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.97%, 10/25/2034(a)	265		267
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	250		202
Series 2007-FA4, Class 1A2, IF, IO, 3.94%, 8/25/2037‡(a)	3,745		759
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	3,504		3,818
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	260		298
Series 2003-W8, Class 3F1, 2.11%, 5/25/2042(a)	170		169
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	224		256
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	153		178
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	218		249
Series 2005-W3, Class 2AF, 1.93%, 3/25/2045(a)	449		447
Series 2005-W4, Class 3A, 4.31%, 6/25/2045(a)	1,113		1,177
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	174		196
Series 2006-W2, Class 1AF1, 1.93%, 2/25/2046(a)	244		244
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	372		432
Series 2001-T12, Class A2, 7.50%, 8/25/2041	240		281
Series 2001-T10, PO, 12/25/2041	15		14
Series 2002-T4, Class A2, 7.00%, 12/25/2041	151		173
Series 2002-T4, Class A3, 7.50%, 12/25/2041	341		397
Series 2002-T16, Class A2, 7.00%, 7/25/2042	140		164
Series 2002-T19, Class A2, 7.00%, 7/25/2042	313		364
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	246		278
Series 2004-T3, Class PT1, 10.34%, 1/25/2044(a)	189		224

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(b)	—	(b)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(b)	—	(b)
Series 1990-102, Class J, 6.50%, 8/25/2020	1		1
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(b)	—	(b)
Series 1990-134, Class SC, IF, 19.04%, 11/25/2020(a)	—	(b)	—	(b)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(b)	—	(b)
Series 1991-44, Class G, 8.50%, 5/25/2021	2		2
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	4		4
Series G92-14, Class Z, 7.00%, 2/25/2022	1		1
Series 2007-15, Class NO, PO, 3/25/2022	22		22
Series 1992-101, Class J, 7.50%, 6/25/2022	2		2
Series G92-42, Class Z, 7.00%, 7/25/2022	1		1
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1
Series 1996-59, Class J, 6.50%, 8/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	4		4
Series G92-62, Class B, PO, 10/25/2022	2		2
Series G92-61, Class Z, 7.00%, 10/25/2022	18		19
Series G93-1, Class KA, 7.90%, 1/25/2023	13		14
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 7.19%, 2/25/2023(a)	11		12
Series 1993-25, Class J, 7.50%, 3/25/2023	27		28
Series 1993-31, Class K, 7.50%, 3/25/2023	4		5
Series G93-17, Class SI, IF, 6.00%, 4/25/2023(a)	10		11
Series 1993-54, Class Z, 7.00%, 4/25/2023	52		54
Series 1993-62, Class SA, IF, 17.90%, 4/25/2023(a)	3		3
Series 1998-43, Class SA, IF, IO, 18.36%, 4/25/2023(a)	24		5
Series 1993-97, Class FA, 2.96%, 5/25/2023(a)	3		3
Series 2008-47, Class SI, IF, IO, 4.79%, 6/25/2023(a)	73		2
Series 1993-162, Class F, 2.66%, 8/25/2023(a)	7		7
Series 1996-14, Class SE, IF, IO, 8.97%, 8/25/2023(a)	39		4
Series 1993-228, Class G, PO, 9/25/2023	2		2
Series 2008-76, Class GF, 2.36%, 9/25/2023(a)	1		1
Series 1993-165, Class SD, IF, 12.47%, 9/25/2023(a)	1		1
Series 2000-18, Class EC, PO, 10/25/2023	71		68
Series 1993-179, Class SB, HB, IF, 24.82%, 10/25/2023(a)	12		14
Series 1993-230, Class FA, 2.42%, 12/25/2023(a)	2		2
Series 2002-1, Class UD, IF, 18.52%, 12/25/2023(a)	17		21
Series 1994-26, Class J, PO, 1/25/2024	171		164
Series 2009-9, IO, 5.00%, 2/25/2024	20		—	(b)
Series 2009-12, IO, 4.50%, 3/25/2024	1		—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	16		17
Series G94-7, Class PJ, 7.50%, 5/17/2024	98		105
Series 2004-53, Class NC, 5.50%, 7/25/2024	98		103
Series 1995-2, Class Z, 8.50%, 1/25/2025	6		7
Series 2006-72, Class HO, PO, 8/25/2026	70		66
Series 2006-94, Class GI, IF, IO, 4.94%, 10/25/2026(a)	785		73
Series 2006-94, Class GK, HB, IF, 24.71%, 10/25/2026(a)	33		45
Series G97-2, Class ZA, 8.50%, 2/17/2027	25		29
Series 1997-20, IO, 1.84%, 3/25/2027(a)	7		—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	5		6
Series 1997-24, Class Z, 8.00%, 4/18/2027	6		7
Series 1997-46, Class Z, 7.50%, 6/17/2027	141		156
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4		—	(b)
Series 1998-30, Class ZA, 6.50%, 5/20/2028	299		332
Series 1998-36, Class ZB, 6.00%, 7/18/2028	36		40
Series 2002-7, Class FD, 2.41%, 4/25/2029(a)	83		84

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1999-62, Class PB, 7.50%, 12/18/2029	33	37
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
Series 2002-60, Class FA, 2.46%, 2/25/2031(a)	277	281
Series 2002-60, Class FB, 2.46%, 2/25/2031(a)	277	281
Series 2001-4, Class ZA, 6.50%, 3/25/2031	267	299
Series 2001-7, Class PF, 7.00%, 3/25/2031	23	26
Series 2002-50, Class ZA, 6.00%, 5/25/2031	409	452
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	32	6
Series 2001-49, Class LZ, 8.50%, 7/25/2031	60	69
Series 2001-38, Class FB, 2.21%, 8/25/2031(a)	89	89
Series 2001-36, Class DE, 7.00%, 8/25/2031	59	68
Series 2001-44, Class PD, 7.00%, 9/25/2031	24	28
Series 2001-44, Class PU, 7.00%, 9/25/2031	49	57
Series 2001-53, Class FX, 2.06%, 10/25/2031(a)	239	239
Series 2003-52, Class SX, IF, 17.83%, 10/25/2031(a)	15	22
Series 2001-61, Class Z, 7.00%, 11/25/2031	138	161
Series 2001-72, Class SX, IF, 13.49%, 12/25/2031(a)	14	19
Series 2002-1, Class SA, IF, 19.64%, 2/25/2032(a)	7	10
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032(a)	165	6
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032(a)	9	11
Series 2002-30, Class Z, 6.00%, 5/25/2032	224	250
Series 2002-37, Class Z, 6.50%, 6/25/2032	15	17
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	321	58
Series 2004-61, Class FH, 2.51%, 11/25/2032(a)	1,302	1,315
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,434	1,634
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032(a)	52	60
Series 2004-59, Class BG, PO, 12/25/2032	80	73
Series 2002-77, Class S, IF, 11.35%, 12/25/2032(a)	38	46
Series 2003-2, Class F, 2.46%, 2/25/2033(a)	567	576
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	307	26
Series 2003-22, Class UD, 4.00%, 4/25/2033	432	463
Series 2003-39, IO, 6.00%, 5/25/2033(a)	25	5
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	516	117
Series 2004-4, Class QI, IF, IO, 5.39%, 6/25/2033(a)	162	7
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	656	151
Series 2004-4, Class QM, IF, 10.78%, 6/25/2033(a)	41	44
Series 2004-36, Class SN, IF, 10.78%, 7/25/2033(a)	3	3
Series 2003-132, Class OA, PO, 8/25/2033	23	22
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	64	5
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	239	44
Series 2003-74, Class SH, IF, 7.10%, 8/25/2033(a)	27	32
Series 2003-86, Class ZA, 5.50%, 9/25/2033	263	291
Series 2003-91, Class SD, IF, 9.65%, 9/25/2033(a)	35	42
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,441	1,618
Series 2003-116, Class SB, IF, IO, 5.89%, 11/25/2033(a)	272	48
Series 2006-44, Class P, PO, 12/25/2033	520	471
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,541	1,776
Series 2004-87, Class F, 2.46%, 1/25/2034(a)	214	218
Series 2003-130, Class SX, IF, 8.96%, 1/25/2034(a)	15	18
Series 2003-131, Class SK, IF, 12.78%, 1/25/2034(a)	32	37
Series 2004-46, Class EP, PO, 3/25/2034	168	159
Series 2004-28, Class PF, 2.11%, 3/25/2034(a)	420	421
Series 2004-17, Class H, 5.50%, 4/25/2034	416	473
Series 2004-25, Class SA, IF, 14.83%, 4/25/2034(a)	110	149
Series 2004-46, Class SK, IF, 11.80%, 5/25/2034(a)	48	60
Series 2004-36, Class SA, IF, 14.83%, 5/25/2034(a)	180	257
Series 2004-46, Class QB, IF, 17.17%, 5/25/2034(a)	80	114
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,819	2,006
Series 2004-51, Class SY, IF, 10.82%, 7/25/2034(a)	23	28
Series 2014-44, Class B, 2.50%, 8/25/2034	928	923

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-67, Class HG, 5.50%, 1/25/2035	37	37
Series 2005-7, Class LO, PO, 2/25/2035	568	521
Series 2005-15, Class MO, PO, 3/25/2035	123	121
Series 2005-13, Class FL, 2.11%, 3/25/2035(a)	107	106
Series 2006-60, Class DO, PO, 4/25/2035	30	30
Series 2005-74, Class SK, IF, 15.43%, 5/25/2035(a)	248	307
Series 2005-56, Class S, IF, IO, 5.00%, 7/25/2035(a)	352	73
Series 2005-66, Class SV, IF, IO, 5.04%, 7/25/2035(a)	366	36
Series 2005-103, Class SC, IF, 8.07%, 7/25/2035(a)	283	336
Series 2005-66, Class SG, IF, 13.11%, 7/25/2035(a)	121	164
Series 2005-68, Class PG, 5.50%, 8/25/2035	316	349
Series 2005-73, Class PS, IF, 12.43%, 8/25/2035(a)	88	112
Series 2005-90, PO, 9/25/2035	141	136
Series 2005-90, Class AO, PO, 10/25/2035	46	43
Series 2010-39, Class OT, PO, 10/25/2035	168	157
Series 2005-84, Class XM, 5.75%, 10/25/2035	187	207
Series 2005-90, Class ES, IF, 12.61%, 10/25/2035(a)	322	419
Series 2005-106, Class US, IF, 18.30%, 11/25/2035(a)	197	276
Series 2006-15, Class OT, PO, 1/25/2036	7	7
Series 2006-8, Class WQ, PO, 3/25/2036	504	436
Series 2006-8, Class WN, IF, IO, 4.99%, 3/25/2036(a)	1,847	373
Series 2006-16, Class HZ, 5.50%, 3/25/2036	209	232
Series 2006-23, Class KO, PO, 4/25/2036	81	75
Series 2006-27, Class OH, PO, 4/25/2036	182	167
Series 2006-44, Class GO, PO, 6/25/2036	209	189
Series 2006-50, Class JO, PO, 6/25/2036	126	113
Series 2006-50, Class PS, PO, 6/25/2036	179	168
Series 2006-53, Class US, IF, IO, 4.87%, 6/25/2036(a)	332	54
Series 2006-113, PO, 7/25/2036	44	43
Series 2006-58, PO, 7/25/2036	214	194
Series 2006-58, Class AP, PO, 7/25/2036	78	70
Series 2006-65, Class QO, PO, 7/25/2036	86	78
Series 2006-56, Class FT, 2.46%, 7/25/2036(a)	811	867
Series 2006-63, Class ZH, 6.50%, 7/25/2036	248	285
Series 2006-72, Class TO, PO, 8/25/2036	102	91
Series 2006-79, Class DO, PO, 8/25/2036	138	129
Series 2007-7, Class SG, IF, IO, 4.79%, 8/25/2036(a)	254	75
Series 2006-77, Class PC, 6.50%, 8/25/2036	768	865
Series 2006-78, Class BZ, 6.50%, 8/25/2036	242	274
Series 2006-86, Class OB, PO, 9/25/2036	180	163
Series 2006-90, Class AO, PO, 9/25/2036	152	139
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,003	232
Series 2006-110, PO, 11/25/2036	106	96
Series 2006-111, Class EO, PO, 11/25/2036	59	53
Series 2006-105, Class ME, 5.50%, 11/25/2036	1,052	1,182
Series 2006-115, Class OK, PO, 12/25/2036	217	192
Series 2006-119, PO, 12/25/2036	62	57
Series 2006-118, Class A2, 1.88%, 12/25/2036(a)	124	122
Series 2006-120, Class PF, 1.96%, 12/25/2036(a)	176	174
Series 2006-117, Class GS, IF, IO, 4.94%, 12/25/2036(a)	204	32
Series 2006-120, IO, 6.50%, 12/25/2036	378	78
Series 2015-91, Class AC, 7.50%, 12/25/2036(a)	2,621	3,166
Series 2006-126, Class AO, PO, 1/25/2037	374	332
Series 2007-1, Class SD, HB, IF, 28.75%, 2/25/2037(a)	33	90
Series 2007-14, Class OP, PO, 3/25/2037	127	116
Series 2007-16, Class FC, 2.46%, 3/25/2037(a)	52	54
Series 2007-22, Class SC, IF, IO, 4.37%, 3/25/2037(a)	37	1
Series 2007-14, Class ES, IF, IO, 4.73%, 3/25/2037(a)	512	83
Series 2009-63, Class P, 5.00%, 3/25/2037	29	31
Series 2007-18, Class MZ, 6.00%, 3/25/2037	422	464

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-39, Class EF, 1.96%, 5/25/2037(a)	43	43
Series 2007-46, Class ZK, 5.50%, 5/25/2037	740	777
Series 2007-54, Class FA, 2.11%, 6/25/2037(a)	156	156
Series 2007-54, Class WI, IF, IO, 4.39%, 6/25/2037(a)	498	83
Series 2007-64, Class FB, 2.08%, 7/25/2037(a)	215	215
Series 2007-72, Class EK, IF, IO, 4.69%, 7/25/2037(a)	1,055	167
Series 2007-65, Class KI, IF, IO, 4.91%, 7/25/2037(a)	258	36
Series 2007-60, Class AX, IF, IO, 5.44%, 7/25/2037(a)	382	91
Series 2007-76, Class ZG, 6.00%, 8/25/2037	353	398
Series 2007-78, Class CB, 6.00%, 8/25/2037	106	121
Series 2007-79, Class SB, IF, 17.75%, 8/25/2037(a)	40	64
Series 2007-88, Class VI, IF, IO, 4.83%, 9/25/2037(a)	175	35
Series 2009-86, Class OT, PO, 10/25/2037	586	545
Series 2007-100, Class SM, IF, IO, 4.74%, 10/25/2037(a)	435	73
Series 2007-91, Class ES, IF, IO, 4.75%, 10/25/2037(a)	567	105
Series 2007-106, Class A7, 6.18%, 10/25/2037(a)	74	82
Series 2007-112, Class SA, IF, IO, 4.74%, 12/25/2037(a)	1,022	167
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038(a)	846	38
Series 2008-1, Class BI, IF, IO, 4.20%, 2/25/2038(a)	326	53
Series 2008-12, Class CO, PO, 3/25/2038	711	643
Series 2008-16, Class IS, IF, IO, 4.49%, 3/25/2038(a)	164	17
Series 2008-10, Class XI, IF, IO, 4.52%, 3/25/2038(a)	170	30
Series 2008-20, Class SA, IF, IO, 5.28%, 3/25/2038(a)	311	60
Series 2009-79, Class UA, 7.00%, 3/25/2038	36	41
Series 2008-32, Class SA, IF, IO, 5.14%, 4/25/2038(a)	54	6
Series 2008-27, Class SN, IF, IO, 5.19%, 4/25/2038(a)	96	16
Series 2008-44, PO, 5/25/2038	17	15
Series 2008-53, Class CI, IF, IO, 5.49%, 7/25/2038(a)	158	22
Series 2011-47, Class ZA, 5.50%, 7/25/2038	527	589
Series 2008-80, Class SA, IF, IO, 4.14%, 9/25/2038(a)	287	44
Series 2008-81, Class SB, IF, IO, 4.14%, 9/25/2038(a)	190	15
Series 2008-80, Class GP, 6.25%, 9/25/2038	24	27
Series 2010-148, Class MA, 4.00%, 2/25/2039	114	115
Series 2009-4, Class BD, 4.50%, 2/25/2039	32	34
Series 2009-6, Class GS, IF, IO, 4.84%, 2/25/2039(a)	153	27
Series 2009-17, Class QS, IF, IO, 4.94%, 3/25/2039(a)	171	24
Series 2009-62, Class HJ, 6.00%, 5/25/2039	162	173
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	378	67
Series 2009-47, Class MT, 7.00%, 7/25/2039	27	30
Series 2009-69, PO, 9/25/2039	138	124
Series 2009-84, Class WS, IF, IO, 4.19%, 10/25/2039(a)	130	14
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	237	42
Series 2009-92, Class AD, 6.00%, 11/25/2039	230	251
Series 2009-103, Class MB, 4.43%, 12/25/2039(a)	741	763
Series 2009-99, Class SC, IF, IO, 4.47%, 12/25/2039(a)	91	11
Series 2009-99, Class WA, 6.30%, 12/25/2039(a)	505	567
Series 2009-113, Class FB, 2.26%, 1/25/2040(a)	150	151
Series 2009-112, Class ST, IF, IO, 4.54%, 1/25/2040(a)	300	57
Series 2010-23, Class KS, IF, IO, 5.39%, 2/25/2040(a)	266	44
Series 2010-1, Class WA, 6.21%, 2/25/2040(a)	1,069	1,188
Series 2010-16, Class WB, 6.20%, 3/25/2040(a)	1,791	2,054
Series 2010-16, Class WA, 6.44%, 3/25/2040(a)	922	1,057
Series 2010-49, Class SC, IF, 9.24%, 3/25/2040(a)	449	538
Series 2010-40, Class FJ, 2.31%, 4/25/2040(a)	204	206
Series 2010-35, Class SB, IF, IO, 4.71%, 4/25/2040(a)	236	30
Series 2010-43, Class FD, 2.31%, 5/25/2040(a)	474	479
Series 2010-42, Class S, IF, IO, 4.69%, 5/25/2040(a)	111	18
Series 2010-61, Class WA, 5.99%, 6/25/2040(a)	342	385
Series 2010-68, Class SA, IF, IO, 3.29%, 7/25/2040(a)	1,091	146
Series 2010-103, Class ME, 4.00%, 9/25/2040	1,085	1,145

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2010-111, Class AM, 5.50%, 10/25/2040	1,372		1,569
Series 2010-123, Class FL, 2.14%, 11/25/2040(a)	110		110
Series 2010-125, Class SA, IF, IO, 2.73%, 11/25/2040(a)	1,284		107
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721		3,078
Series 2010-147, Class SA, IF, IO, 4.82%, 1/25/2041(a)	2,566		532
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674		1,936
Series 2011-30, Class LS, IO, 2.14%, 4/25/2041(a)	655		38
Series 2011-75, Class FA, 2.26%, 8/25/2041(a)	160		161
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,048		1,245
Series 2011-118, Class MT, 7.00%, 11/25/2041	1,706		2,016
Series 2011-118, Class NT, 7.00%, 11/25/2041	1,732		2,004
Series 2013-2, Class LZ, 3.00%, 2/25/2043	550		549
Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,403		3,592
Series 2013-92, PO, 9/25/2043	2,045		1,773
Series 2013-101, Class DO, PO, 10/25/2043	2,121		1,858
Series 2018-11, Class LA, 3.50%, 7/25/2045	5,509		5,725
Series 2015-85, Class HD, 3.00%, 11/25/2045	332		325
Series 2018-63, Class DA, 3.50%, 9/25/2048	5,513		5,637
Series 2019-20, Class H, 3.50%, 5/25/2049	4,936		5,058
Series 2010-103, Class SB, IF, IO, 4.39%, 11/25/2049(a)	799		64
Series 2011-2, Class WA, 5.86%, 2/25/2051(a)	196		215
Series 2011-43, Class WA, 5.77%, 5/25/2051(a)	289		325
Series 2011-58, Class WA, 5.43%, 7/25/2051(a)	573		638
Series 2012-21, Class WA, 5.61%, 3/25/2052(a)	977		1,099
FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	153		143
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	859		962
Series 2007-W2, Class 1A1, 2.14%, 3/25/2037(a)	230		230
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	132		146
Series 2007-W7, Class 1A4, HB, IF, 28.24%, 7/25/2037(a)	20		33
Series 2001-W3, Class A, 7.00%, 9/25/2041(a)	498		543
Series 2002-W10, IO, 0.92%, 8/25/2042(a)	1,813		39
Series 2003-W4, Class 2A, 5.80%, 10/25/2042(a)	27		30
Series 2003-W1, Class 1A1, 5.30%, 12/25/2042(a)	210		229
Series 2003-W1, Class 2A, 5.82%, 12/25/2042(a)	135		146
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	448		524
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	190		209
Series 2006-W3, Class 1AF1, 1.95%, 10/25/2046(a)	153		153
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,093		1,250
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 1.95%, 6/27/2036(a)	287		282
Series 2003-7, Class A1, 6.50%, 12/25/2042	229		258
FNMA, STRIPS
Series 356, Class 39, IO, 5.00%, 1/25/2020	—	(b)	—	(b)
Series 368, Class 3, IO, 4.50%, 11/25/2020	1		—	(b)
Series 213, Class 2, IO, 8.00%, 3/25/2023	58		6
Series 218, Class 2, IO, 7.50%, 4/25/2023	76		7
Series 265, Class 2, 9.00%, 3/25/2024	2		2
Series 300, Class 1, PO, 9/25/2024	84		81
Series 293, Class 1, PO, 12/25/2024	164		158
Series 285, Class 1, PO, 2/25/2027	4		4
Series 331, Class 13, IO, 7.00%, 11/25/2032	153		32
Series 345, Class 6, IO, 5.00%, 12/25/2033(a)	76		11
Series 351, Class 7, IO, 5.00%, 4/25/2034(a)	165		22
Series 356, Class 3, IO, 5.00%, 1/25/2035	211		31
Series 365, Class 8, IO, 5.50%, 5/25/2036	268		57
Series 373, Class 1, PO, 7/25/2036	1,672		1,529
Series 374, Class 5, IO, 5.50%, 8/25/2036	101		19
Series 393, Class 6, IO, 5.50%, 4/25/2037	50		8
Series 383, Class 32, IO, 6.00%, 1/25/2038	229		54

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.89%, 6/19/2035(a)	495	495
GNMA
Series 2002-33, Class SY, IF, 9.00%, 2/26/2023(a)	7	7
Series 2008-36, Class AY, 5.00%, 4/16/2023	5	5
Series 1994-7, Class PQ, 6.50%, 10/16/2024	185	184
Series 1999-4, Class ZB, 6.00%, 2/20/2029	83	83
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	6	—	(b)
Series 2000-36, Class HC, 7.33%, 11/20/2030	16	16
Series 2001-35, Class SA, IF, IO, 6.49%, 8/16/2031(a)	55	—	(b)
Series 2010-14, Class AO, PO, 12/20/2032	27	27
Series 2003-11, Class SK, IF, IO, 5.94%, 2/16/2033(a)	257	7
Series 2008-29, PO, 2/17/2033	45	44
Series 2003-24, PO, 3/16/2033	8	8
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	287	51
Series 2003-90, PO, 10/20/2033	22	21
Series 2010-41, Class WA, 5.82%, 10/20/2033(a)	1,035	1,167
Series 2003-112, Class SA, IF, IO, 4.79%, 12/16/2033(a)	323	43
Series 2005-24, Class ST, IF, 7.50%, 1/17/2034(a)	33	33
Series 2004-28, Class S, IF, 14.82%, 4/16/2034(a)	86	123
Series 2004-46, Class AO, PO, 6/20/2034	116	106
Series 2004-73, Class AE, IF, 11.22%, 8/17/2034(a)	34	38
Series 2010-103, Class WA, 5.71%, 8/20/2034(a)	544	606
Series 2004-73, Class JL, IF, IO, 4.79%, 9/16/2034(a)	1,121	189
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034(a)	28	30
Series 2004-90, Class SI, IF, IO, 4.38%, 10/20/2034(a)	363	49
Series 2005-68, Class DP, IF, 12.19%, 6/17/2035(a)	105	127
Series 2010-14, Class CO, PO, 8/20/2035	848	765
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035(a)	1,115	242
Series 2005-68, Class KI, IF, IO, 4.58%, 9/20/2035(a)	685	137
Series 2005-72, Class AZ, 5.50%, 9/20/2035	753	820
Series 2005-85, IO, 5.50%, 11/16/2035	283	48
Series 2010-14, Class BO, PO, 11/20/2035	130	118
Series 2006-16, Class OP, PO, 3/20/2036	119	108
Series 2006-22, Class AO, PO, 5/20/2036	81	77
Series 2006-38, Class SW, IF, IO, 4.78%, 6/20/2036(a)	181	12
Series 2006-34, PO, 7/20/2036	69	65
Series 2006-59, Class SD, IF, IO, 4.98%, 10/20/2036(a)	104	18
Series 2011-22, Class WA, 5.88%, 2/20/2037(a)	1,416	1,615
Series 2007-57, PO, 3/20/2037	304	286
Series 2007-17, Class JO, PO, 4/16/2037	90	78
Series 2007-17, Class JI, IF, IO, 5.05%, 4/16/2037(a)	653	118
Series 2010-129, Class AW, 5.98%, 4/20/2037(a)	542	603
Series 2007-31, Class AO, PO, 5/16/2037	419	401
Series 2007-25, Class FN, 2.06%, 5/16/2037(a)	68	68
Series 2007-28, Class BO, PO, 5/20/2037	16	14
Series 2007-26, Class SC, IF, IO, 4.48%, 5/20/2037(a)	325	35
Series 2007-36, Class HO, PO, 6/16/2037	15	13
Series 2007-36, Class SE, IF, IO, 4.71%, 6/16/2037(a)	294	36
Series 2007-36, Class SG, IF, IO, 4.75%, 6/20/2037(a)	473	63
Series 2007-45, Class QA, IF, IO, 4.92%, 7/20/2037(a)	138	16
Series 2007-40, Class SD, IF, IO, 5.03%, 7/20/2037(a)	336	52
Series 2007-42, Class SB, IF, IO, 5.03%, 7/20/2037(a)	333	51
Series 2007-50, Class AI, IF, IO, 5.05%, 8/20/2037(a)	221	42
Series 2008-20, PO, 9/20/2037	59	57
Series 2007-53, Class SW, IF, 15.03%, 9/20/2037(a)	44	56
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	237	19
Series 2009-79, Class OK, PO, 11/16/2037	226	207
Series 2007-74, Class SL, IF, IO, 4.78%, 11/16/2037(a)	887	142
Series 2007-76, Class SA, IF, IO, 4.81%, 11/20/2037(a)	270	31
Series 2007-79, Class SY, IF, IO, 4.83%, 12/20/2037(a)	384	46

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2008-2, Class MS, IF, IO, 5.40%, 1/16/2038(a)	210	37
Series 2008-1, PO, 1/20/2038	48	43
Series 2015-137, Class WA, 5.50%, 1/20/2038(a)	438	499
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	648	111
Series 2008-10, Class S, IF, IO, 4.11%, 2/20/2038(a)	151	16
Series 2009-106, Class ST, IF, IO, 4.28%, 2/20/2038(a)	915	119
Series 2008-33, Class XS, IF, IO, 5.94%, 4/16/2038(a)	139	22
Series 2008-36, Class SH, IF, IO, 4.58%, 4/20/2038(a)	338	25
Series 2012-52, Class WA, 6.17%, 4/20/2038(a)	3,489	4,013
Series 2008-40, Class SA, IF, IO, 4.64%, 5/16/2038(a)	1,288	197
Series 2008-55, Class SA, IF, IO, 4.48%, 6/20/2038(a)	164	25
Series 2008-62, Class SA, IF, IO, 4.43%, 7/20/2038(a)	1,029	144
Series 2008-71, Class SC, IF, IO, 4.28%, 8/20/2038(a)	61	7
Series 2012-59, Class WA, 5.56%, 8/20/2038(a)	655	749
Series 2009-25, Class SE, IF, IO, 5.88%, 9/20/2038(a)	159	21
Series 2011-97, Class WA, 6.12%, 11/20/2038(a)	1,618	1,845
Series 2008-93, Class AS, IF, IO, 3.98%, 12/20/2038(a)	251	27
Series 2008-96, Class SL, IF, IO, 4.28%, 12/20/2038(a)	184	16
Series 2008-95, Class DS, IF, IO, 5.58%, 12/20/2038(a)	644	129
Series 2011-163, Class WA, 5.85%, 12/20/2038(a)	1,564	1,781
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	62	4
Series 2009-6, Class SA, IF, IO, 4.34%, 2/16/2039(a)	215	23
Series 2009-10, Class SA, IF, IO, 4.23%, 2/20/2039(a)	361	41
Series 2009-24, Class DS, IF, IO, 4.58%, 3/20/2039(a)	22	—	(b)
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	1,124	203
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	227	41
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	270	67
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	84	12
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	194	36
Series 2009-102, Class SM, IF, IO, 4.64%, 6/16/2039(a)	150	3
Series 2009-43, Class SA, IF, IO, 4.23%, 6/20/2039(a)	234	27
Series 2009-42, Class SC, IF, IO, 4.36%, 6/20/2039(a)	453	48
Series 2009-64, Class SN, IF, IO, 4.34%, 7/16/2039(a)	402	50
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,579	1,782
Series 2009-67, Class SA, IF, IO, 4.29%, 8/16/2039(a)	330	40
Series 2009-72, Class SM, IF, IO, 4.49%, 8/16/2039(a)	630	118
Series 2009-104, Class AB, 7.00%, 8/16/2039	533	587
Series 2009-106, Class AS, IF, IO, 4.64%, 11/16/2039(a)	688	90
Series 2015-91, Class W, 5.25%, 5/20/2040(a)	1,286	1,437
Series 2013-75, Class WA, 5.16%, 6/20/2040(a)	650	720
Series 2011-137, Class WA, 5.56%, 7/20/2040(a)	2,249	2,560
Series 2010-130, Class CP, 7.00%, 10/16/2040	478	560
Series 2010-157, Class OP, PO, 12/20/2040	1,409	1,265
Series 2011-100, Class MY, 4.00%, 7/20/2041	2,000	2,152
Series 2012-24, Class WA, 5.57%, 7/20/2041(a)	3,218	3,668
Series 2013-26, Class AK, 4.67%, 9/20/2041(a)	1,690	1,853
Series 2014-188, Class W, 4.61%, 10/20/2041(a)	1,692	1,843
Series 2012-141, Class WA, 4.53%, 11/16/2041(a)	4,915	5,467
Series 2012-141, Class WC, 3.69%, 1/20/2042(a)	2,787	2,984
Series 2012-141, Class WB, 3.98%, 9/16/2042(a)	4,163	4,484
Series 2012-138, Class PT, 4.01%, 11/16/2042(a)	4,109	4,421
Series 2013-54, Class WA, 4.78%, 11/20/2042(a)	2,285	2,514
Series 2017-99, Class PT, 6.01%, 8/20/2044(a)	1,407	1,618
Series 2019-31, Class HC, 3.50%, 5/20/2046	6,354	6,468
Series 2018-160, Class PA, 3.50%, 7/20/2046	7,084	7,301
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	6,239	843
Series 2019-111, IO, 5.00%, 4/20/2049	15,815	3,322
Series 2019-65, Class ST, IF, IO, 4.33%, 5/20/2049(a)	19,814	3,013
Series 2012-H24, Class FG, 2.43%, 4/20/2060(a)	98	97
Series 2013-H03, Class FA, 2.30%, 8/20/2060(a)	15	15

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-H05, Class FB, 2.40%, 2/20/2062(a)	85	85
Series 2013-H07, Class MA, 2.55%, 4/20/2062(a)	144	144
Series 2013-H02, Class HF, 2.30%, 11/20/2062(a)	24	24
Series 2013-H01, Class JA, 2.32%, 1/20/2063(a)	3,768	3,753
Series 2013-H04, Class SA, 2.42%, 2/20/2063(a)	2,362	2,354
Series 2013-H08, Class FC, 2.45%, 2/20/2063(a)	3,152	3,147
Series 2013-H08, Class BF, 2.40%, 3/20/2063(a)	1,508	1,502
Series 2013-H07, Class HA, 2.41%, 3/20/2063(a)	4,298	4,288
Series 2013-H09, Class HA, 1.65%, 4/20/2063	2,453	2,438
Series 2014-H17, Class FC, 2.50%, 7/20/2064(a)	865	864
Series 2015-H32, Class FH, 2.66%, 12/20/2065(a)	3,850	3,871
Series 2016-H13, Class FD, 2.24%, 5/20/2066(a)	5,834	5,821
Series 2016-H13, Class FT, 2.58%, 5/20/2066(a)	3,342	3,346
Series 2016-H11, Class FD, 3.13%, 5/20/2066(a)	2,113	2,115
Series 2016-H16, Class FC, 2.89%, 7/20/2066(a)	7,259	7,254
Series 2016-H26, Class FC, 3.00%, 12/20/2066(a)	1,635	1,659
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067(a)	6,730	777
Series 2017-H11, Class XI, IO, 2.13%, 5/20/2067(a)	17,801	1,898
Series 2017-H14, Class XI, IO, 1.66%, 6/20/2067(a)	7,873	702
Series 2017-H14, Class AI, IO, 2.05%, 6/20/2067(a)	9,525	1,012
Series 2019-H09, Class IB, IO, 1.80%, 4/20/2069(a)	27,833	1,131
Series 2019-H10, Class IB, IO, 2.06%, 5/20/2069(a)	38,229	2,131
Series 2019-H12, Class JI, IO, 1.98%, 7/20/2069(a)	35,173	2,079
Series 2019-H14, Class KI, IO, 2.25%, 7/20/2069(a)	24,475	1,613
Series 2019-H15, Class IJ, IO, 2.10%, 8/20/2069(a)	35,457	2,099
Series 2019-H18, Class KI, IO, 2.34%, 11/20/2069(a)	29,435	1,863
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	3,143	3,105
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032(a)(d)	275	272
Series 2004-4, Class 1AF, 2.11%, 6/25/2034(a)(d)	138	128
Series 2005-RP2, Class 1AF, 2.06%, 3/25/2035(a)(d)	267	248
Series 2005-RP3, Class 1AF, 2.06%, 9/25/2035(a)(d)	1,669	1,474
Series 2005-RP3, Class 1AS, IO, 2.66%, 9/25/2035‡(a)(d)	759	94
Series 2006-RP2, Class 1AS2, IF, IO, 4.26%, 4/25/2036‡(a)(d)	1,520	241
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.11%, 9/25/2032(a)	12	12
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	240	253
Series 2003-13, Class 1A1, 4.26%, 10/25/2033(a)	48	50
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	24	28
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	376	388
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	307	314
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	195	206
Series 2005-5F, Class 8A3, 2.21%, 6/25/2035(a)	54	51
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	564	597
Series 2006-1F, Class 1AP, PO, 2/25/2036‡	133	114
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,039	1,649
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022(d)(e)	3,325	3,343
Series 2018-RPL1, Class A, 4.25%, 6/25/2023(d)(e)	3,570	3,604
Series 2019-RPL1, 3.97%, 6/25/2024(d)(e)	6,000	6,038
Impac CMB Trust Series 2005-2, Class 2M1, 2.49%, 4/25/2035‡(a)	70	68
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	401	425
Impac Secured Assets Trust Series 2006-2, Class 2A1, 2.06%, 8/25/2036(a)	183	183
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.86%, 3/25/2036(a)	119	109
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A2, 4.09%, 11/25/2033(a)	253	261
Series 2006-A2, Class 5A3, 4.09%, 11/25/2033(a)	457	473
Series 2004-A3, Class 4A1, 4.90%, 7/25/2034(a)	37	38
Series 2006-A3, Class 6A1, 4.16%, 8/25/2034(a)	117	118

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2006-A2, Class 4A1, 4.71%, 8/25/2034(a)	329		342
Series 2004-A4, Class 1A1, 4.78%, 9/25/2034(a)	76		79
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8		8
Series 2005-A1, Class 3A4, 4.51%, 2/25/2035(a)	215		223
Series 2007-A1, Class 5A2, 4.41%, 7/25/2035(a)	140		143
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.78%, 4/25/2036(a)	253		222
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	122		113
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	455		296
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(d)	2,595		2,591
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(d)	5,500		5,500
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.60%, 4/21/2034(a)	81		83
Series 2004-3, Class 4A2, 3.93%, 4/25/2034(a)	44		42
Series 2004-4, Class 2A1, 4.10%, 5/25/2034(a)	19		18
Series 2004-13, Class 3A7, 4.70%, 11/21/2034(a)	412		423
Series 2004-15, Class 3A1, 4.48%, 12/25/2034(a)	153		152
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	1		1
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	7		7
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	207		222
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	47		48
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	72		76
Series 2004-1, Class 30PO, PO, 2/25/2034‡	57		53
Series 2004-3, Class 30PO, PO, 4/25/2034‡	120		104
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034‡	75		15
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	178		185
Series 2004-5, Class 30PO, PO, 6/25/2034‡	148		139
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034‡	42		8
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034‡	59		13
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	561		582
Series 2004-7, Class 30PO, PO, 8/25/2034‡	38		33
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034‡	187		29
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035‡	1,150		205
MASTR Asset Securitization Trust
Series 2003-11, Class 15PO, PO, 12/25/2018‡	—	(b)	—	(b)
Series 2004-8, PO, 8/25/2019‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(b)	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	49		50
Series 2004-P7, Class A6, 5.50%, 12/27/2033(d)	101		104
Series 2004-1, Class 30PO, PO, 2/25/2034‡	10		8
Series 2004-3, PO, 3/25/2034‡	4		3
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.06%, 5/25/2035(a)(d)	1,545		1,083
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(d)	104		87
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 2.86%, 3/25/2028(a)	117		117
Series 2003-E, Class A1, 2.33%, 10/25/2028(a)	457		461
Series 2003-F, Class A1, 2.35%, 10/25/2028(a)	766		767
Series 2004-D, Class A2, 2.76%, 9/25/2029(a)	331		322
Series 2004-E, Class A2A, 2.76%, 11/25/2029(a)	146		147
Series 2003-A4, Class 2A, 4.82%, 7/25/2033(a)	66		66
Series 2003-A5, Class 2A6, 4.34%, 8/25/2033(a)	178		181
Series 2004-A4, Class A2, 4.35%, 8/25/2034(a)	247		255
Series 2004-1, Class 2A1, 4.03%, 12/25/2034(a)	217		220
Series 2005-A1, Class 3A, 4.28%, 12/25/2034(a)	34		36
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	—	(b)	—	(b)
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.61%, 4/25/2034(a)	346		374
MortgageIT Trust Series 2005-5, Class A1, 2.23%, 12/25/2035(a)	78		77
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(d)	294		294

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
New Residential Mortgage Loan Trust Series 2019-RPL1, Class A1, 4.33%, 2/26/2024(d)(e)	2,789		2,805
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		25
Series 2003-A1, Class A1, 5.50%, 5/25/2033	22		22
Series 2003-A1, Class A2, 6.00%, 5/25/2033	34		35
P-stla 10/11/2022‡	3,200		3,200
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	263		280
Series 2004-1, Class 2A3, 5.25%, 8/25/2034	10		10
Series 2005-4, Class 2PO, PO, 10/25/2035‡	99		77
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.71%, 5/25/2035(a)	10		10
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(d)	2,456		2,457
RALI Trust
Series 2002-QS16, Class A3, IF, 13.05%, 10/25/2017(a)	—	(b)	—	(b)
Series 2003-QS9, Class A3, IF, IO, 5.84%, 5/25/2018‡(a)	2		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	—	(b)	—
Series 2003-QS12, Class A2A, IF, IO, 5.89%, 6/25/2018‡(a)	1		—	(b)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		3
Series 2004-QA4, Class NB3, 4.76%, 9/25/2034‡(a)	235		239
Series 2004-QA6, Class NB2, 4.04%, 12/26/2034(a)	106		94
Series 2005-QA6, Class A32, 4.81%, 5/25/2035(a)	666		499
Series 2005-QA10, Class A31, 4.02%, 9/25/2035(a)	99		88
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	193		182
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.46%, 11/25/2033(a)(d)	206		213
Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a)(d)	289		300
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(d)	2,554		2,544
Series 2017-INV1, Class M1, 3.90%, 11/25/2052‡(a)(d)	2,659		2,694
REPO FUNDS 5/1/2020‡	5,499		5,499
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(b)	—	(b)
Series 2003-A5, Class A1, 5.50%, 6/25/2033	132		135
Series 2004-IP2, Class 1A1, 4.19%, 12/25/2034(a)	359		374
Series 2005-A2, Class A4, IF, IO, 3.34%, 3/25/2035‡(a)	2,204		190
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036‡	896		199
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	323		317
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	232		201
RFMSI Trust Series 2005-SA4, Class 1A1, 4.09%, 9/25/2035(a)	148		136
Rmip Frn 8/25/2021‡	3,061		3,061
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057	4,540		4,742
Series 2019-1, Class M55D, 4.00%, 7/25/2058	5,766		6,056
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,955		5,225
Series 2019-4, Class M55D, 4.00%, 2/25/2059	4,715		4,955
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 2.48%, 4/20/2033(a)	299		297
Series 2004-8, Class A1, 2.42%, 9/20/2034(a)	538		533
Series 2004-8, Class A2, 2.76%, 9/20/2034(a)	447		446
Series 2004-9, Class A1, 2.40%, 10/20/2034(a)	1,180		1,168
Series 2004-10, Class A1A, 2.34%, 11/20/2034(a)	432		430
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.39%, 10/19/2034(a)	586		590
Series 2005-AR5, Class A3, 1.98%, 7/19/2035(a)	1,010		1,005
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.19%, 12/25/2033(a)	806		827
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 4.02%, 11/25/2033(a)	177		180
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.35%, 9/25/2043(a)	43		44
Series 2004-1, Class II2A, 3.41%, 3/25/2044‡(a)	38		38
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022(e)	3,440		3,455

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VCAT LLC Series 2019-NPL1, Class A1, 4.36%, 2/25/2049(d)(e)	3,743	3,771
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	936	1,004
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	195	217
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	106	117
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	234	261
Series 1998-1, Class 2E, 7.00%, 3/15/2028	168	189
vMobo, Inc. 7.50%, 5/31/2024	10,000	10,000
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	247	258
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	78	81
Series 2003-AR8, Class A, 4.42%, 8/25/2033(a)	184	190
Series 2003-AR7, Class A7, 4.44%, 8/25/2033(a)	216	221
Series 2003-AR9, Class 1A6, 4.32%, 9/25/2033(a)	701	728
Series 2003-AR9, Class 2A, 4.40%, 9/25/2033(a)	163	168
Series 2003-S9, Class P, PO, 10/25/2033‡	9	9
Series 2003-AR11, Class A6, 4.13%, 10/25/2033(a)	516	534
Series 2003-S9, Class A8, 5.25%, 10/25/2033	556	574
Series 2004-AR3, Class A1, 4.49%, 6/25/2034(a)	45	46
Series 2004-AR3, Class A2, 4.49%, 6/25/2034(a)	304	312
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	948	1,003
Series 2006-AR10, Class 2P, 3.87%, 9/25/2036‡(a)	46	39
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020‡	38	25
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	64	64
Series 2005-2, Class 1A4, IF, IO, 3.34%, 4/25/2035‡(a)	3,171	378
Series 2005-4, Class CB7, 5.50%, 6/25/2035	422	417
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	324	317
Series 2005-11, Class A4, IF, IO, 3.24%, 1/25/2036‡(a)	5,007	600
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	225	242
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 4.64%, 10/25/2034(a)	633	633
Series 2007-7, Class A7, 6.00%, 6/25/2037	237	237

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $483,145)		501,049

ASSET-BACKED SECURITIES — 11.7%
ABFC Trust Series 2005-AQ1, Class A4, 4.70%, 1/25/2034‡(e)	300	305
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033‡(d)	2,776	2,849
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052‡(d)	1,832	1,898
Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡(d)	4,390	4,617
Series 2015-SFR1, Class E, 5.64%, 4/17/2052‡(d)	3,975	4,308
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036‡(d)	3,140	3,302
Series 2014-SFR2, Class D, 5.15%, 10/17/2036‡(d)	4,085	4,404
Series 2014-SFR2, Class E, 6.23%, 10/17/2036(d)	1,500	1,658
Series 2014-SFR3, Class B, 4.20%, 12/17/2036‡(d)	5,850	6,155
Series 2014-SFR3, Class C, 4.60%, 12/17/2036(d)	1,570	1,677
Series 2014-SFR3, Class D, 5.04%, 12/17/2036‡(d)	3,650	3,926
Series 2014-SFR3, Class E, 6.42%, 12/17/2036‡(d)	3,172	3,535
Series 2015-SFR2, Class A, 3.73%, 10/17/2052‡(d)	1,859	1,956
Series 2015-SFR2, Class D, 5.04%, 10/17/2052‡(d)	3,100	3,358
Series 2015-SFR2, Class E, 6.07%, 10/17/2052‡(d)	3,600	3,996
B2R Mortgage Trust
Series 2015-2, Class A, 3.34%, 11/15/2048(d)	958	961
Series 2016-1, Class A, 2.57%, 6/15/2049(d)	1,775	1,774
Series 2016-1, Class B, 3.87%, 6/15/2049‡(d)	2,000	2,011
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(d)	240	240

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023‡	3,867	3,858
Series 2018-SFR1, Class A, 5.25%, 6/5/2028‡(d)	2,832	2,832
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032‡(e)	886	883
Series 2003-4, Class 1A5, 5.13%, 5/25/2033‡(e)	476	489
Series 2003-6, Class 1A7, 5.03%, 11/25/2034‡(e)	339	353
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032‡(d)(e)	4	4
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.47%, 12/25/2033(a)	6	6
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048(d)	338	338
Series 2016-2, Class A, 2.55%, 11/15/2048(d)	1,371	1,369
Corevest American Finance Trust
Series 2017-2, Class M, 5.62%, 12/25/2027‡(d)	2,200	2,343
Series 2019-3, Class XB, IO, 1.39%, 10/15/2052(d)	27,000	2,772
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052(d)	23,530	2,198
Series 2019-3, Class A, 2.71%, 10/15/2052(d)	3,070	3,083
Diamond Resorts Owner Trust
Series 2016-1, Class A, 3.08%, 11/20/2028(d)	1,960	1,973
Series 2017-1A, Class A, 3.27%, 10/22/2029(d)	757	764
Series 2017-1A, Class B, 4.11%, 10/22/2029‡(d)	516	526
Series 2018-1, Class B, 4.19%, 1/21/2031‡(d)	3,074	3,142
Series 2019-1A, Class B, 3.53%, 2/20/2032‡(d)	5,297	5,306
Series 2019-1A, Class C, 4.02%, 2/20/2032‡(d)	3,317	3,324
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(d)(e)	7,300	7,300
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055‡(d)	2,806	2,774
Series 2019-1, Class C, 5.00%, 9/20/2055‡(d)	1,713	1,675
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,865	6,083
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032(e)	67	72
FORT CRE LLC Series 2018-1A, Class C, 4.54%, 11/16/2035‡(a)(d)	900	906
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(d)	1,064	1,070
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055(d)	3,054	3,062
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052(d)	469	486
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(d)	1,711	1,781
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(d)	2,180	2,216
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(d)	2,231	2,265
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043(d)	1,450	1,499
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040(d)	42	43
Series 2016-2A, Class A, 3.75%, 9/20/2041(d)	1,723	1,759
Series 2016-3A, Class A1, 3.08%, 9/20/2042(d)	1,150	1,157
Series 2016-4A, Class A1, 3.57%, 9/20/2047(d)	3,422	3,526
Series 2016-4A, Class A2, 4.29%, 9/20/2047(d)	3,422	3,583
Series 2017-1A, Class A2, 4.46%, 9/20/2047(d)	1,495	1,571
Series 2017-2A, Class A1, 3.28%, 9/20/2048(d)	2,372	2,386
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042(d)	793	790
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 1.91%, 3/25/2036‡(a)	66	66
Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039(d)	4,350	4,363
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.39%, 9/25/2026‡(a)(d)	625	8
Series 2012-4, Class A, IO, 1.12%, 9/25/2037‡(a)(d)	9,175	229
Series 2012-6, Class A, IO, 0.67%, 5/25/2039‡(a)(d)	6,648	103
Series 2015-2, Class A, IO, 3.26%, 7/25/2041‡(a)(d)	1,317	147
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059(d)(e)	8,096	8,100

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 2.46%, 2/25/2034‡(a)	642	638
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019‡(d)	2,570	2,582
Series 2013-1, Class M, 7.75%, 7/15/2019‡(d)	1,036	1,041
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032‡	64,794	434
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡(d)	1,676	1,866
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045(d)	465	476
Series 2010-1, Class M, 5.25%, 12/15/2045‡(d)	717	747
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.04%, 11/25/2033‡(e)	282	288
Ocwen Master Advance Receivables Trust Series 2019-T2, Class DT2, 3.04%, 8/15/2051‡(d)	5,000	5,021
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038‡(d)	6,239	6,326
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1, 3.72%, 1/25/2059‡(d)(e)	5,204	5,199
Series 2019-NPL1, Class A1, 4.21%, 7/25/2060‡(d)(e)	3,856	3,889
Progress Residential Trust
Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡(d)	5,803	5,795
Series 2015-SFR3, Class C, 4.33%, 11/12/2032(d)	2,000	1,998
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(d)	2,093	2,091
Series 2015-SFR3, Class E, 5.66%, 11/12/2032(d)	4,350	4,347
Series 2017-SFR2, Class C, 3.40%, 12/17/2034‡(d)	2,320	2,324
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(d)	6,400	6,556
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(d)	6,285	6,400
Series 2019-SFR3, Class E, 3.37%, 9/17/2036‡(d)	7,300	7,276
Series 2019-SFR4, Class E, 3.44%, 10/17/2036‡(d)	1,325	1,323
PRPM LLC
Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(d)(e)	9,354	9,365
Series 2019-4A, Class A1, 3.35%, 11/25/2024(d)(e)	6,835	6,836
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037‡(e)	479	201
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052(d)	603	622
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(d)	398	398
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041‡(d)	2,433	2,433
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036‡(e)	76	68
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035‡(d)	645	657
Series 2019-1A, Class C, 3.77%, 1/20/2036‡(d)	2,720	2,768
Series 2019-3A, Class B, 2.75%, 8/15/2036(d)	4,838	4,837
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	147	142
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	382	370
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033‡(d)	1,247	1,254
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049‡(d)(e)	5,800	5,810
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049‡(d)(e)	4,900	4,892
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049‡(d)(e)	3,500	3,492
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049(d)(e)	5,184	5,184
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049(d)(e)	5,980	5,983
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048‡(d)(e)	3,639	3,641
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(d)(e)	3,362	3,388
Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049‡(d)(e)	5,000	5,050
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049(d)(e)	6,360	6,354
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/26/2049(d)(e)	8,000	7,999
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023(a)	371	369

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036(d)	1,006	1,040
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038(d)	4,215	4,250
Series 2019-AA, Class C, 3.34%, 6/15/2038‡(d)	4,168	4,203
Westgate Resorts LLC Series 2016-1A, Class B, 4.50%, 12/20/2028(d)	1,996	1,997

TOTAL ASSET-BACKED SECURITIES (Cost $303,765)		307,733

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.8%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030(d)	7,578	7,783
Series 2014-520M, Class C, 4.35%, 8/15/2046‡(a)(d)	2,500	2,683
Series 2016-FR14, Class A, 2.95%, 2/27/2048(a)(d)	5,185	5,087
BAMLL Re-REMIC Trust
Series 2013-FRR1, Class A1, PO, 12/26/2020(d)	5,500	5,326
Series 2016-FR16, Class A, 0.93%, 5/27/2021(a)(d)	1,985	1,933
Series 2014-FRR5, Class AK30, PO, 6/27/2045(d)	4,500	3,883
Series 2016-FR13, Class A, 1.62%, 8/27/2045(a)(d)	6,365	5,972
Series 2015-FR11, Class AK25, 2.57%, 9/27/2045(a)(d)	4,500	4,415
Series 2014-FRR5, Class A714, PO, 1/27/2047(d)	3,000	2,901
Series 2014-FRR8, Class A, 2.17%, 11/26/2047(a)(d)	3,585	3,250
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.12%, 3/15/2036‡(a)(d)	2,000	2,002
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030(d)	966	966
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(d)	4,100	4,284
Series 2012-SHOW, Class E, 4.16%, 11/5/2036(a)(d)	3,575	3,592
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030(d)	1,500	1,597
Series 2013-SFS, Class A2, 3.09%, 4/12/2035(a)(d)	1,247	1,277
Series 2006-GG7, Class AM, 5.81%, 7/10/2038(a)	108	109
Series 2013-CR9, Class XB, IO, 0.25%, 7/10/2045‡(a)(d)	140,329	1,106
Series 2012-CR2, Class XA, IO, 1.80%, 8/15/2045‡(a)	4,736	165
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,596
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,647
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,674
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.38%, 10/15/2032‡(a)(d)	7,969	8,240
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032‡(a)(d)	2,900	2,949
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037‡(d)	1,700	1,682
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034(d)	1,287	1,299
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	23	23
Series KJ09, Class A2, 2.84%, 9/25/2022	1,816	1,853
Series KJ07, Class A2, 2.31%, 12/25/2022	3,586	3,627
Series KS01, Class A2, 2.52%, 1/25/2023	1,942	1,962
Series KPLB, Class A, 2.77%, 5/25/2025	321	331
Series K065, Class A2, 3.24%, 4/25/2027	1,848	1,978
Series K065, Class AM, 3.33%, 5/25/2027	993	1,065
Series K070, Class A2, 3.30%, 11/25/2027(a)	1,529	1,644
Series K077, Class AM, 3.85%, 5/25/2028(a)	4,025	4,470
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	4,575	4,589
Series 2014-M3, Class A2, 3.50%, 1/25/2024(a)	1,975	2,077
Series 2014-M9, Class A2, 3.10%, 7/25/2024(a)	4,315	4,496
Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,000	3,088
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,230	1,258
Series 2015-M2, Class A3, 3.15%, 12/25/2024(a)	2,172	2,267
Series 2015-M13, Class A2, 2.80%, 6/25/2025(a)	3,091	3,179
Series 2016-M6, Class A2, 2.49%, 5/25/2026	4,500	4,597

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-M3, Class A2, 2.57%, 12/25/2026(a)	10,000	10,214
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	2,860	3,013
Series 2017-M12, Class A2, 3.18%, 6/25/2027(a)	5,122	5,398
Series 2017-M15, Class A2, 3.06%, 9/25/2027(a)	5,000	5,252
Series 2018-M7, Class A2, 3.15%, 3/25/2028(a)	4,377	4,627
Series 2018-M14, Class A2, 3.70%, 8/25/2028(a)	4,000	4,403
Series 2019-M1, Class A2, 3.67%, 9/25/2028(a)	4,615	5,063
Series 2019-M2, Class A2, 3.75%, 11/25/2028(a)	5,625	6,201
Series 2018-M3, Class A2, 3.19%, 2/25/2030(a)	1,255	1,335
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022(a)(d)	6,000	6,119
Series 2014-K39, Class C, 4.28%, 8/25/2047(a)(d)	3,099	3,222
Series 2014-K41, Class C, 3.96%, 11/25/2047(a)(d)	1,830	1,938
Series 2014-K40, Class C, 4.21%, 11/25/2047(a)(d)	1,626	1,709
Series 2015-K45, Class B, 3.71%, 4/25/2048(a)(d)	5,075	5,244
Series 2015-K46, Class C, 3.82%, 4/25/2048(a)(d)	3,000	3,053
Series 2015-K48, Class B, 3.76%, 8/25/2048(a)(d)	5,545	5,729
Series 2015-K48, Class C, 3.76%, 8/25/2048(a)(d)	5,000	5,095
Series 2015-K49, Class C, 3.85%, 10/25/2048(a)(d)	3,000	3,073
Series 2015-K50, Class B, 3.91%, 10/25/2048(a)(d)	2,100	2,191
Series 2015-K51, Class B, 4.09%, 10/25/2048(a)(d)	1,000	1,052
Series 2016-K722, Class B, 3.97%, 7/25/2049(a)(d)	5,250	5,453
Series 2016-K59, Class B, 3.70%, 11/25/2049(a)(d)	1,902	1,963
Series 2019-K87, Class B, 4.47%, 1/25/2051(a)(d)	5,434	5,940
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027(d)	2,286	2,285
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039‡(a)(d)	1,919	10
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.35%, 6/12/2043‡(a)	5,298	7
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.21%, 12/27/2046(a)(d)	3,500	3,330
Series 2014-FRR1, Class BK10, 2.46%, 11/27/2049‡(a)(d)	3,500	3,462
Series 2014-FRR1, Class AK10, 4.29%, 11/27/2049(d)	456	455
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036(d)	2,686	2,955
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.39%, 2/15/2041‡(a)(d)	2,555	—	(b)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	690	697
Morgan Stanley Capital I Trust Series 2012-C4, Class A3, 2.99%, 3/15/2045	450	452
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 3.41%, 10/15/2049(a)(d)	3,697	3,718
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 4.41%, 4/14/2036‡(a)(d)	3,000	3,001
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031(d)	2,123	2,177
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.26%, 5/10/2045(a)(d)	5,813	220
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(d)	3,015	3,093
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	882
Series 2012-C2, Class XA, IO, 1.47%, 5/10/2063‡(a)(d)	10,395	296
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,339
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029(d)	2,500	2,540
Series 2012-6AVE, Class A, 3.00%, 11/15/2030(d)	2,991	3,053
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.09%, 3/15/2045‡(a)(d)	5,338	—	(b)
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80%, 3/18/2028(a)(d)	3,000	2,997
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044(d)	1,250	1,277
Series 2013-C11, Class D, 4.40%, 3/15/2045‡(a)(d)	750	761

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,200	1,224

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $244,843)		257,440

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Notes
1.50%, 5/15/2020	12,000	11,991
1.88%, 11/30/2021	6,400	6,429
U.S. Treasury STRIPS Bonds 6.91%, 11/15/2030(g)	150	121

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,467)		18,541

	Shares (000)
SHORT-TERM INVESTMENTS — 6.4%
INVESTMENT COMPANIES — 6.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(h)(i) (Cost $167,118)	167,076	167,127

Total Investments — 100.1% (Cost $2,565,026)		2,635,723
Liabilities in Excess of Other Assets — (0.1)%		(1,496)

Net Assets — 100.0%		2,634,227

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(f)	Defaulted security.
(g)	The rate shown is the effective yield as of November 30, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$111,366	$196,367	$307,733
Collateralized Mortgage Obligations	–	472,439	28,610	501,049
Commercial Mortgage-Backed Securities	–	231,076	26,364	257,440
Mortgage-Backed Securities	–	1,383,833	–	1,383,833
U.S. Treasury Obligations	–	18,541	–	18,541
Short-Term Investments
Investment Companies	167,127	–	–	167,127

Total Investments in Securities	$167,127	$2,217,255	$251,341	$2,635,723

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$158,660	$(58)	$1,860	$(276)	$89,598	$(81,391)	$27,974	$—	$196,367
Collateralized Mortgage Obligations	15,657	—	1,196	(957)	19,571	(6,860)	3	—	28,610
Commercial Mortgage-Backed Securities	20,820	—	978	(477)	5,281	(238)	—	—	26,364

Total	$195,137	$(58)	$4,034	$(1,710)	$114,450	$(88,489)	$27,977	$—	$251,341

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $4,155,000.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$173,425	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.00% (8.12%)
			Constant Default Rate	0.00% - 3.55% (0.05%)
			Yield (Discount Rate of Cash Flows)	2.23% - 11.01% (3.68%)

Asset-Backed Securities	173,425

	11,062	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
			Constant Prepayment Rate	0.00% - 24.00% (11.51%)
			Constant Default Rate	0.00% - 10.43% (2.15%)
			Yield (Discount Rate of Cash Flows)	1.05% - 199.00% (9.00%)

Collateralized Mortgage Obligations	11,062

	22,258	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.07%)
			Yield (Discount Rate of Cash Flows)	1.47% - 41.85% (3.39%)

Commercial Mortgage-Backed Securities	22,258

Total	$206,745

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $44,596,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$125,399	$653,717	$611,987	$13	$(15)	$167,127	167,076	$1,714	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.